                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]


   Pre-Effective Amendment No. ....4                          [X]


   Post-Effective Amendment No. ....                          [ ]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
1940                                                          [X]


   Amendment No. ....4                                        [X]


                        (Check appropriate box or boxes.)

                             THE VANTAGEPOINT FUNDS

               (Exact Name of Registrant as Specified in Charter)

   777 North Capitol Street, NE, Ste. 600
   Washington, DC 20002-4240

               (Address of Principal Executive Offices)(Zip Code)

        Registrant's Telephone Number, including Area Code -(202)962-4621



                     (Name and Address of Agent for Service)

                          Paul F. Gallagher, Secretary
                     777 North Capitol Street, NE, Ste. 600
                             Washington, DC  20002

Approximate Date of Proposed Public Offering -- as soon as possible after this registration statement becomes effective.

                             THE VANTAGEPOINT FUNDS
                                   PROSPECTUS



                                 MARCH 1, 1999


The Vantagepoint Funds is a no-load diversified open-end management investment company. The Vantagepoint Funds operates as a "series" investment company offering thirteen distinct investment portfolios (the "Funds"), each Fund having different investment objectives. The Index Funds offer two classes of shares, Class I and Class II. The other Funds offer a single class of shares.

This prospectus gives you information about the Vantagepoint Funds that you should know before investing. You should read this prospectus carefully and retain it for future reference. It contains important information, including how each Fund invests and the services available to shareholders.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            VANTAGEPOINT FUNDS LOGO
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TABLE OF CONTENTS
--------------------------------------------------------------------------------


SUMMARY                                      1
  The Funds                                  1

FEE TABLES                                   5

INVESTMENT OBJECTIVES AND POLICIES           8

RISKS OF INVESTING IN THE FUNDS             17
  Investment Limitations                    18

MANAGEMENT OF THE FUND                      18
  Directors and Officers                    19
SHAREHOLDER INFORMATION                     21
  Share Accounting for All Funds            21
  Valuation of Funds                        21
  Reinvestment of Earnings                  21
  Pricing and Timing of Transactions        21
  Reporting to Investors                    22

  PURCHASES, EXCHANGES AND REDEMPTIONS      22
  Purchases                                 22
  Purchases by Employee Benefit Plans       22
  Exchanges and Allocations Among
    Funds                                   23
  Exchanges by Telephone                    23
  VantageLine                               23
  VantageLink                               23
  Purchases by IRA Investors                24

TAXATION                                    24

YEAR 2000 COMPLIANCE                        25

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SUMMARY
--------------------------------------------------------------------------------

A summary of the investment objectives, principal investment strategies (including the types of securities held in each Fund) and principal risks of investing in the Funds is set forth below.


Common Risks--The first six Funds listed in the following section and the first four Index Funds listed on page 3 invest primarily in common stocks, and are subject to all of the general market risks of investing in the stock market. Stock markets tend to move in cycles with periods of rising prices and periods of falling prices. General market risk is discussed in greater detail on page
16. To the extent that a particular Fund is managed according to a specific style (e.g. the Growth Fund), it is subject to the risk that other investment styles may outperform its style. Each Index Fund is also subject to the risk that it will deviate from the performance of its benchmark, which is known as tracking error. To varying degrees, all of the Funds entail the risk that an investor may lose money.


THE FUNDS
--------------------------------------------------------------------------------

AGGRESSIVE OPPORTUNITIES FUND

Investment Objective--To offer high long-term capital growth.

Principal Investment Strategy--To invest primarily in common stocks of small- to medium-capitalization companies. Strategies pursued by the Fund's subadvisers include:

     - investing in emerging growth companies
     - identifying companies expected to exhibit high earnings growth
     - investing in stocks believed to be undervalued.

Principal Risks--The returns on stocks of small-to medium-capitalization companies tend to be more volatile at times than the returns on stocks of larger-capitalization companies because of factors such as less certain prospects for the growth of smaller companies and a lower degree of liquidity in the markets for such stocks.

INTERNATIONAL FUND

Investment Objective--To offer long-term capital growth and diversification by country.


Principal Investment Strategy--To invest primarily in the common stocks of companies headquartered outside of the United States. The Fund will invest at least 65% of its assets in foreign equity securities. The Fund may also invest a portion of its assets (35% or less) in bonds and domestic stocks. Strategies pursued by the Fund's subadvisers include:


     - investing primarily in stock of companies headquartered in developed countries
     - investing in companies of all capitalization sizes
     - investing in companies in a wide variety of industries
     - investing in companies with above-average market earnings growth potential
     - investing in stocks believed to be undervalued.

Principal Risks--The Fund is subject to the special risks of international investing. These include: accounting and financial reporting standards that may differ from those used in the U.S.; less supervision of stock exchanges and brokers; the risk of foreign currency values changing relative to the U.S. dollar; and the risk that political events or financial problems will weaken a particular country's economy. Additionally, the Fund may invest in less-developed markets where these risks can be more substantial.


GROWTH FUND

Investment Objective--To offer long-term capital growth.

Principal Strategy--To invest primarily in common stocks that are considered to have above-average potential for growth. Strategies pursued by the Fund's subadvisers include:

     - investing primarily in common stocks of medium- to large-capitalization companies
     - selecting stocks of companies with long-term growth characteristics
     - investing in stocks included in the S&P BARRA MidCap 400 Growth Index

Principal Risk--The Fund's growth stock investment strategy may expose it to a greater degree of price and earnings volatility over shorter time periods than the stock market as a whole.

GROWTH & INCOME FUND

Investment Objective--To offer long-term capital growth and current income.

Principal Investment Strategy--To invest primarily in common stocks that offer the potential for capital appreciation and current income. Strategies pursued by the Fund's subadvisers include:

     - focusing on large-capitalization companies whose stocks offer potential for price appreciation because of undervaluation, earnings growth or both
     - emphasizing stocks which may pay dividends.

Principal Risks--The Fund is subject to all of the general risks of investing in the stock market, notably the risk of price and earnings volatility over the short-term.

EQUITY INCOME FUND

Investment Objective--To offer long-term capital growth with consistency derived from dividend yield.

Principal Investment Strategy--To invest primarily in dividend-paying common stocks of well established companies. Strategies pursued by the Fund's subadvisers include:

     - investing in common stocks of companies that pay dividends at a relatively high level.
     - a general focus on large-capitalization companies.

Principal Risks--While investment in the Fund involves risk, the Fund's emphasis on income should result in less volatility than is associated with other types of common stock funds over the long-term. As a result of the Fund's income focus, certain industry sectors and/or specific industries may be emphasized. As such, the Fund may exhibit greater sensitivity to certain economic factors (e.g., changing interest rates) than the general stock market.

ASSET ALLOCATION FUND

Investment Objective--The Fund's investment objective is to offer long-term capital growth at a lower level of risk than an all equity portfolio.

Principal Investment Strategy--To invest in a portfolio actively allocated among common stocks, U.S. Treasury securities, and money market instruments. Under normal circumstances the Fund will invest 45% to 85% of its assets in common stocks. The remainder of the Fund's assets will be invested in U.S. Treasury obligations and money market instruments. Strategies pursued by the subadvisers focus on:

     - approximating the general market return of each asset class
     - allocating the stock portion of the Fund to a portfolio designed to approximate the performance of the S&P 500 Index

Principal Risks--The Fund is particularly subject to manager risk--the risk that the allocation strategy of the subadvisers will fail to meet the Fund's objectives.

U.S. TREASURY SECURITIES FUND

Investment Objective--To offer current income.

Principal Investment Strategy--Strategies pursued by the Fund's subadviser include:

     - investing at least 65% of the Fund's assets in intermediate-term U.S. Treasury Securities.
     - investing up to 35% of the Fund's assets in undervalued U.S. Treasury Securities and/or U.S. government agency mortgage pass-through securities.

Principal Risks--As with any bond fund, the market prices of the securities held in the portfolio fluctuate as interest rates change. Generally, the value of a bond moves in a direction opposite to that of interest rates, and the greater the maturity of the bond, the greater the resulting change in value. The U.S. Treasury Securities Fund will experience the volatility of an intermediate-term (3-7 years) bond fund. The portion of the Fund's assets invested in mortgage pass-through securities may expose it to pre-payment risk, which is the risk that, in an environment of falling interest rates, mortgages will be paid off early. This requires the Fund to invest the proceeds of such repayments in lower-yielding instruments.

MONEY MARKET FUND

Investment Objective--To seek maximum current income, consistent with maintaining liquidity and a stable share price of $1.00.

Principal Investment Strategy--To invest all of its assets in the Short-Term Investments Company's Liquid Assets Portfolio, which invests in high-quality, short-term money market instruments. The Portfolio's adviser is AIM Advisors, Inc.

Principal Risk--An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

OVERSEAS EQUITY INDEX FUND


Investment Objective--To offer long-term capital growth and diversification by approximating the performance of the Morgan Stanley Capital International Europe, Australia, and Far East Free (EAFE Free) Index.


Principal Investment Strategy--To invest in a sampling of securities that is selected and weighted to result in investment characteristics comparable to the index and performance that will correlate with the performance of the index.

Principal Risks--The Fund is subject to the risks of investing internationally, as described for the International Fund.

MID/SMALL COMPANY INDEX FUND

Investment Objective--To offer long-term capital growth by approximating the performance of the Wilshire 4500 Index.

Principal Investment Strategy--To invest in a sampling of securities that is selected and weighted to result in investment characteristics comparable to the index and performance that will correlate with the performance of the index.

Principal Risks-- The returns on stocks of mid-to small-capitalization companies tend to be more volatile than the returns on stocks of larger-capitalization companies.

BROAD MARKET INDEX FUND

Investment Objective--To offer long-term capital growth by approximating the performance of the Wilshire 5000 Index.

Principal Investment Strategy--To invest in a sampling of securities that are selected and weighted to result in investment characteristics comparable to the index and performance that will correlate with the performance of the index.

Principal Risks--The Fund is expected to have the same volatility as the U.S. stock market as a whole.

500 STOCK INDEX FUND

Investment Objective--To offer long-term capital growth by approximating the performance of the Standard and Poor's (S&P) 500 Index.

Principal Investment Strategy--To invest in all of the stocks in the S&P 500 Index, weighted to correlate to the investment characteristics of the Index.

Principal Risks--The Fund is expected to have the same volatility as the U.S. stock market as a whole.

CORE BOND INDEX FUND

Investment Objective--To offer current income by approximating the performance of the Lehman Brothers Government/Corporate Bond Index.

Principal Investment Strategy--To invest in a sampling of bonds that is selected and weighted to result in investment characteristics comparable to the index and performance that will correlate with the performance of the index.


Principal Risks--As with any bond fund, the market prices of the securities held in the portfolio will fluctuate as INTEREST RATES change. Generally, the value of a bond moves in a direction opposite to that of interest rates, and the greater the maturity of the bond, the greater the resulting change in value. The Fund should experience the volatility characteristic of an intermediate-maturity fixed income fund. The average maturity of bonds in the index is expected to range from eight to twelve years and the average credit quality is Aaa.

FEE TABLES
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUNDS

The purpose of the following tables is to assist you in understanding the various costs that you, as a shareholder, will bear directly or indirectly in connection with an investment in one or more of the Vantagepoint Funds.

As you can see in the following table, you do not pay transaction fees of any kind when you buy, sell, or exchange your shares.

SHAREHOLDER TRANSACTION EXPENSES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
  PURCHASES                              NONE
MAXIMUM DEFERRED SALES CHARGE (LOAD)     NONE
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
  REINVESTED DIVIDENDS (AND OTHER
  DISTRIBUTIONS)                         NONE
REDEMPTION FEE                           NONE
EXCHANGE FEE                             NONE

The next table shows the annual operating expenses you would pay as a shareholder in the Funds. These expenses, calculated as a percentage of average net assets, are deducted from Fund assets, and their effect is factored into any quoted share price or investment return.

                         ANNUAL FUND OPERATING EXPENSES
                          (Deducted From Fund Assets)


                                      Advisory   Subadviser     Other      Total
               Funds                    Fee       Expense     Expenses+   Expenses
               -----                  --------   ----------   ---------   --------
AGGRESSIVE OPPORTUNITIES               0.10%       0.75%        0.42%      1.27%
INTERNATIONAL                          0.10%       0.53%        0.49%      1.12%
GROWTH                                 0.10%       0.28%        0.39%      0.77%
GROWTH & INCOME                        0.10%       0.42%        0.40%      0.92%
EQUITY INCOME                          0.10%       0.17%        0.39%      0.66%
ASSET ALLOCATION                       0.10%       0.29%        0.38%      0.77%
U.S. TREASURY SECURITIES               0.10%       0.12%        0.37%      0.59%
MONEY MARKET                           0.10%       0.08%        0.42%      0.60%*

Overseas Equity Index
CLASS I                                0.05%       0.18%        0.65%      0.88%
CLASS II **                            0.05%       0.18%        0.45%      0.68%

Mid/Small Co. Index++
CLASS I                                0.13%         N/A        0.48%      0.61%
CLASS II **                            0.13%         N/A        0.28%      0.41%

Broad Market Index++
CLASS I                                0.12%         N/A        0.34%      0.46%
CLASS II **                            0.12%         N/A        0.14%      0.26%

500 Stock Index++
CLASS I                                0.10%         N/A        0.35%      0.45%
CLASS II **                            0.10%         N/A        0.15%      0.25%

Core Bond Index++
CLASS I                                0.13%         N/A        0.34%      0.47%
CLASS II **                            0.13%         N/A        0.14%      0.27%


 + Amounts shown are based on estimated amounts for the Fund's first full fiscal year.
 ++ Includes fees and other expenses incurred at the "master" fund level as a result of the Index Funds being "feeder" funds investing in "master" funds.
 * For the Money Market Fund, management has agreed, for a period of two years from the effective date of registration, to waive any fees that would result in total Fund expenses in excess of an annual amount of 0.55%. The amount shown includes fees paid to the Fund's investment adviser, as well as fees paid for the underlying Fund.
** Amounts shown are equivalent to the total expenses that will be paid by Class
   II shareholders. Please see page 21 for the eligibility criteria for Class II shares.

EXAMPLE

This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 dollars for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           Funds                              1 yr                   3 yrs
                           -----                              ----                   -----
AGGRESSIVE OPPORTUNITIES                                      $130                   $405
INTERNATIONAL                                                 $115                   $358
GROWTH                                                        $ 79                   $247
GROWTH & INCOME                                               $ 94                   $295
EQUITY INCOME                                                 $ 68                   $212
ASSET ALLOCATION                                              $ 79                   $247
U.S. TREASURY SECURITIES                                      $ 60                   $190
MONEY MARKET                                                  $ 62                   $193

Overseas Equity Index
CLASS I                                                       $ 90                   $282
CLASS II **                                                   $ 70                   $218

Mid/Small Co. Index
CLASS I                                                       $ 63                   $196
CLASS II **                                                   $ 42                   $132

Broad Market Index
CLASS I                                                       $ 47                   $148
CLASS II **                                                   $ 27                   $ 84

500 Stock Index
CLASS I                                                       $ 46                   $145
CLASS II **                                                   $ 26                   $ 81

Core Bond Index
CLASS I                                                       $ 48                   $151
CLASS II **                                                   $ 28                   $ 87


If you are investing through another financial institution or a retirement account, you may be subject to additional fees or expenses, such as plan administration fees. For more information, please refer to the program materials of that financial institution or retirement account for any special provisions, additional service features, or fees and expenses that may apply to your investment in a Fund.

INVESTMENT POLICIES,
INVESTMENT OBJECTIVES,
PRINCIPAL INVESTMENT STRATEGIES,
AND RELATED RISKS
--------------------------------------------------------------------------------


The Funds are managed by their investment adviser, Vantagepoint Investment Advisers, LLC ("VIA"). VIA employs a "multi-management" strategy in which it evaluates, selects, and monitors one or more subadvisers for certain Funds. VIA shall supervise and direct each Fund's investments. With respect to the Index Funds (other than the Overseas Equity Index Fund), VIA selects the Master Portfolios in which each Index Fund invests.


A multi-management strategy seeks to improve consistency of return over time by eliminating reliance on the results of a single subadviser. Therefore, where advantageous, VIA allocates Fund assets among multiple subadvisers with distinct and complementary investment strategies.

To construct a multi-managed Fund, VIA begins by identifying investment strategies that are compatible with a Fund's objective. Next, VIA identifies individual subadvisers who have demonstrated expertise in the consistent execution of a specific investment strategy, and who complement the strategies of other potential subadvisers. Selected subadvisers are then integrated within a single Fund in weights that are expected to optimize return relative to risk. Because each subadviser selects securities that reflect its specific investment strategy, a multi-managed portfolio may be more diversified than any individual subadviser's portfolio.

INVESTMENT OBJECTIVES AND POLICIES
----------------------------------------------------

The Funds have adopted certain investment policies and limitations. Those designated as "fundamental" in this prospectus or in the Statement of Additional Information cannot be changed without shareholder approval. Others may be changed at the discretion of the Board of Directors.

The descriptions that follow are designed to help you choose the Funds that best fit your investment objectives and tolerance for risk.

AGGRESSIVE OPPORTUNITIES FUND

General Description and Goals--The Aggressive Opportunities Fund seeks high long-term growth of capital by investing primarily (at least 65%) in the common stocks of small- to medium-capitalization U.S. and non-U.S. companies.

Investment Strategy--The Aggressive Opportunities Fund incorporates complementary investment disciplines that provide exposure to a wide variety of portfolio management approaches. Each subadviser employs a distinctive strategy and focuses on securities reflecting that strategy.

The Fund invests in common stocks of companies with unique prospects for capital appreciation. The Fund's investments may also include bonds. Instruments such as futures contracts and options may be used occasionally for cash management purposes, but will not be used for speculative purposes. The Fund will be managed to limit concentration in the securities of any one issuer or industry.

Investment Risks--The Fund is subject to all of the general risks of investing in the stock market. The Fund is also exposed to the added volatility of returns for small- and medium-capitalization stocks as compared to the returns of larger-capitalization stocks. The Fund can be expected to have significantly greater volatility than the broad U.S. stock market (as measured by the S&P 500 Index) over any selected time period.

Investment Subadvisers--First Pacific Advisors: (Los Angeles, California) serves as a subadviser to the Fund. Robert Rodriguez serves as the Fund's portfolio manager. Mr. Rodriguez began his investment career in 1971, and joined First Pacific Advisors as a portfolio manager in 1983. First Pacific Advisors invests its portion of the Fund's assets in small- to medium-capitalization stocks and seeks stocks that are out-of-favor with the market, often in undervalued industries. The number of holdings tends to be concentrated.

Massachusetts Financial Services: (Boston, Massachusetts) serves as a subadviser to the Fund. Brian Stack serves as the Fund's portfolio manager. Mr. Stack began his investment career in 1983 and joined Massachusetts Financial Services (MFS) as a portfolio manager in 1993. MFS invests its portion of the Fund's assets in small-capitalization stocks and seeks to invest in emerging growth companies that the subadviser believes have potential to become major enterprises. These companies are often in their early stages in their development.

TCW Funds Management: (Los Angeles, California) serves as a subadviser to the Fund. Douglas Foremen serves as the Fund's portfolio manager. Mr. Foreman began his career as a portfolio manager in 1989 and assumed his present position with TCW in 1994. This subadviser invests its portion of the Fund's assets in small- to medium-capitalization stocks of companies expected to exhibit high earnings growth, and employs techniques such as quantitative screening, research evaluation, and direct company contact.

INTERNATIONAL FUND

General Description and Goals--The International Fund seeks long-term growth of capital by investing primarily (at least 65%) in the common stocks companies headquartered outside of the United States. Dividend income is incidental to the overall objective.

Investment Strategy--The International Fund incorporates complementary investment disciplines that provide exposure to a wide variety of portfolio management approaches. Each subadviser employs a distinctive strategy and focuses on securities reflecting that strategy. The Fund may be more diversified than each individual subadviser's portfolio.

The Fund invests primarily in common stocks of companies headquartered in developed countries, including those in Europe, Asia, and the Far East. The Fund may also invest, to a lesser extent, in less developed emerging markets in Asia, Europe, Latin America, and Africa. In addition to common stocks, the Fund may invest in a wide variety of other securities including stock index futures contracts, convertible securities, currency futures, and investment grade bonds.

The Fund will be managed to limit concentration in the securities of any one issuer or industry.

Investment Risks--The Fund is subject to all of the general risks of investing in the stock market. The Fund is also exposed to the additional risks of investing in foreign securities. These risks include loss due to political, legal, regulatory, and operational uncertainty, as well as currency conversion factors. These risks can be greater in emerging markets.


Investment Subadvisers--Capital Guardian Trust Company: (Los Angeles, California), employs a multiple portfolio manager system in managing the portfolio. Capital Guardian invests its portion of the Fund's assets in the stocks of companies of any size that they believe have potential for growth that is not recognized by the market.


Lazard Asset Management: (New York, New York), employs a team approach to managing the portfolio. Lazard invests its portion of the Fund's assets primarily in large-capitalization stocks and emphasizes a value approach that seeks to identify certain characteristics of companies that it believes indicate improving fundamentals.

Rowe Price-Fleming: (London, United Kingdom/ Baltimore, Maryland), employs a team approach to managing the portfolio. Rowe Price invests its portion of the Fund's assets primarily in medium-capitalization stocks and seeks companies with above-average market earnings growth potential at a reasonable price.



A portion of the Fund's assets will be invested in the Overseas Equity Index Fund, for which Barclays Global Fund Advisors ("Barclays") serves as subadviser. The Overseas Equity Index seeks to approximate the performance and portfolio characteristics of the Morgan Stanley Capital International Europe, Australia, and Far East Free (EAFE Free) Index.


GROWTH FUND

General Description and Goals--The Growth Fund seeks long-term growth of capital by investing primarily (at least 65% of its assets) in common stocks with above-average potential for growth in corporate earnings.

Investment Strategy--The Growth Fund is designed to incorporate complementary investment disciplines that provide exposure to a wide variety of portfolio management approaches. Each subadviser employs a distinctive growth strategy and focuses on securities reflecting that strategy.

The Fund invests primarily in common stocks of companies with prospects for above-average growth in earnings, with emphasis on stocks of seasoned, medium-and larger-capitalization growth firms. The Fund also includes smaller-capitalization stocks. The Fund will be managed to limit concentration in the securities of any one issuer or industry.

Investment Risks--The Fund is subject to all of the general risks of investing in the stock market. Additionally, the Fund's growth stock investment strategy may expose it to a greater degree of price and earnings volatility over shorter time periods than the stock market as a whole. There may be periods of time over which other styles of investing outperform the growth style of the Fund.


Investment Subadvisers--Barclays (San Francisco, California), uses an index approach to managing its portion of the Fund's assets. Barclays seeks to replicate the performance and portfolio characteristics of the S&P BARRA MidCap Growth Index, which consists of that portion of the S&P 400 MidCap Index with growth characteristics.


Cadence Capital Management (Boston, Massachusetts) serves as a subadviser to the Fund. William B. Bannick serves as the Fund's portfolio manager. Mr. Bannick began his investment career in 1984 and joined Cadence as a portfolio manager in 1992. Cadence invests its portion of the Fund's assets in medium- to large-capitalization stocks of companies with long-term growth characteristics selling at reasonable valuations in relation to the fundamental prospects of the underlying companies.

Fidelity Management Trust Company (Boston, Massachusetts) serves as a subadviser to the Fund. Kennedy P. Richardson, who began his investment career in 1978 and joined Fidelity in 1985 manages a portion of the Fund that focuses on the equity securities of smaller companies having valuations close to or below those of the broad domestic equity market. Neal Miller, who began his investment career in 1983 and joined Fidelity as a portfolio manager in 1988, manages a portion of the Fund that focuses on stocks of well-established, well-managed companies of all sizes whose earnings benefit from emerging trends that are identified by Fidelity.


Neuberger & Berman, LLC (New York, New York), serves as a subadvisor to the Fund. Jennifer K. Silver serves as the Fund's portfolio manager. Ms. Silver began her career as a portfolio manager in 1981 and assumed her current position with Neuberger & Berman in 1997. This subadviser invests its portion of the Fund's assets in medium-capitalization stocks of companies that appear to offer high long-term earnings-per-share growth at a reasonable price relative to their growth rates.

William Blair & Company, LLC (Chicago, Illinois) serves as a subadviser to the Fund. Robert Lanphier, IV serves as the Fund's portfolio manager. Mr. Lanphier joined William Blair as a portfolio manager in 1987. Blair invests its portion of the Fund's assets in medium to large capitalization stocks and seeks to invest in durable companies exhibiting strong business leadership, quality products and services, solid financial prospects, and strong management.

The Growth Fund can be expected to have significantly greater volatility than the broad U.S. stock market (as measured by the S&P 500 Index) over any selected time period.

GROWTH & INCOME FUND

General Description and Goals--The Growth & Income Fund seeks long-term capital growth by investing primarily (at least 65 percent) in common stocks that offer the potential for high total return through a combination of capital appreciation and current income.

Investment Strategy--The Growth & Income Fund is designed to incorporate complementary investment disciplines that provide exposure to a variety of portfolio management approaches. Each subadviser employs a distinctive equity income strategy and focuses on securities reflecting that strategy.

The Fund focuses on large-capitalization companies whose stocks offer good potential for price appreciation because of undervaluation, earnings growth, or both, with an emphasis on those which may provide current dividend income. The Fund shall be managed to limit the concentration in the securities of any one issuer or industry.

Investment Risks--The Fund is subject to all the general risks of investing in the stock market and is expected to exhibit the risk characteristics of a common stock portfolio.


Investment Subadvisers--Capital Guardian Trust Company: (San Francisco, CA) serves as a subadviser to the Fund and employs a multiple portfolio manager system in managing the portfolio. This subadviser seeks to meet the Fund's objectives using an approach that combines both value and growth orientations.


Putnam Investment Management: (Boston, MA) serves as a subadviser to the Fund. Manuel Weiss Herrero serves as the Fund's portfolio manager. Mr. Weiss Herrero began his investment career in 1987 when he joined Putnam as a portfolio manager. This subadviser seeks the potential returns from growth stocks but with reduced volatility through the use of risk control techniques.

EQUITY INCOME FUND

General Description and Goals--The Equity Income Fund seeks long-term, stable growth of capital by investing primarily (at least 65 percent) in dividend-paying, common stocks of well-established companies.

Investment Strategy--The Equity Income Fund incorporates complementary investment disciplines that seek stocks that provide exposure to a variety of portfolio management approaches. Each subadviser employs a distinctive strategy and focuses on securities reflecting that strategy.

The Fund invests in the common stocks of companies that pay dividends at relatively high levels. These yields may be indicative of attractive valuations and investments that are undervalued relative to a stock's history and to the overall U.S. stock market. The Fund may be diversified across all sizes of companies but generally focuses on large-capitalization companies, which tend to have the most stable long-term earnings and dividend-paying records.

Investment Risks--While investment in the Fund involves risks, the Fund's emphasis on income should result in less volatility than is associated with other types of common stock funds over the long-term. As a result of the Fund's income focus, certain industry sectors and/or specific industries may be emphasized. As such, the Fund may exhibit greater sensitivity to certain economic factors (e.g., rising interest rates) than the general stock market.

Due to the Fund's emphasis on large-capitalization, dividend-paying companies, the Fund's volatility level is expected to be equal to, or lower than that of the S&P 500 Index.

Investment Subadvisers--Crawford Investment Counsel: (Atlanta, GA) serves as a subadviser to the Fund. John Crawford, III serves as portfolio manager. Mr. Crawford began his investment career in 1970 and established Crawford Investment Counsel in 1980. This subadviser seeks consistent dividend growth by investing primarily in the securities of companies that consistently raised their dividends every year for the past ten years.

Newell Associates: (Palo Alto, CA) serves as a subadviser to the Fund. Roger Newell serves as portfolio manager. Mr. Newell began his investment career in 1958 and established Newell Associates in 1986. This subadviser seeks to produce high current income from common stocks. It invests in large, well-established dividend-paying companies with a current yield at least 25% higher than the Standard & Poor's Industrials.

ASSET ALLOCATION FUND

General Description and Goals--The Asset Allocation Fund seeks long-term growth of capital at a lower level of risk than a portfolio consisting entirely of common stocks. The Fund pursues this objective by allocating assets among stocks, U.S. Treasury securities, and money market instruments in proportions determined by the subadvisers based on projected returns and risks for each asset class.

Investment Strategy--The Asset Allocation Fund is designed to incorporate complementary tactical asset allocation strategies, in which overall exposure to stocks, U.S. Treasury securities, and cash is varied according to perceived changes in relative value among asset classes. These strategies are based on systematic assessments of quantifiable criteria such as long-term expected asset class returns, valuation measures, economic and monetary indicators, and financial market conditions.

The primary responsibility of the Fund's subadvisers is to allocate assets among stocks, U.S. Treasury securities, and cash; the subadvisers do not select individual common stocks. Allocation among asset classes may change dramatically over time, although typically will occur incrementally. The stock allocation is passively managed in a portfolio designed to approximate the performance of the S&P 500 Index; the Treasury allocation may be actively or passively managed; and the money market allocation is actively managed. Stock and Treasury exposure may be obtained or modified by using futures contracts.

Investment Risks--The Fund is subject to the general risks associated with stock market investing, as well as to interest rate risk.

Investment Subadvisers--The Fund is managed by multiple subadvisers:

AVATAR Associates (New York, New York) serves as a subadviser to the Fund. Edward S. Babbitt serves as the Fund's portfolio manager. Mr. Babbitt entered the investment industry in 1970 and joined AVATAR as a portfolio manager in 1980. AVATAR actively allocates assets between stocks and money market instruments. At any given time, 100% of assets may be allocated to stocks or to money market instruments, although shifts more typically occur incrementally.

Mellon Capital Management (San Francisco, California) serves as a subadviser to the Fund. Thomas B. Hazuka serves as the Fund's portfolio manager. Mr. Hazuka entered the investment industry in 1986 when he joined Mellon as a portfolio manager. Mellon actively allocates assets among common stocks, long-term U.S. Treasury obligations, and money market instruments. At any given time, 100% of assets may be allocated to stocks, to Treasury securities, or to money market instruments, although shifts more typically occur incrementally.

Wilshire Asset Management (Santa Monica, California) serves as a subadviser to the Fund. Thomas D. Stevens serves as the Fund's portfolio manager. Mr. Stevens entered the investment industry in 1980, when he joined Wilshire as a portfolio manager. Wilshire passively manages the stock allocations of AVATAR and Mellon in a portfolio that fully replicates the S&P 500 Index, with small period-to-period variances.

Payden & Rygel Investment Counsel (Los Angeles, California) serves as a subadviser to the Fund. Brian Matthews serves as the Fund's portfolio manager. Mr. Matthews entered the investment industry in 1982 and joined Payden & Rygel in 1985 as a portfolio manager. Payden & Rygel manages the money market instrument allocations of AVATAR and Mellon, as well as cash underlying futures positions.

Since AVATAR does not invest in bonds, the Fund's structure is biased to take advantage of the long-term return potential of stocks. As a result, the Fund may exhibit a level of price volatility and risk of loss more consistent with a common stock portfolio than with a balanced portfolio, especially over the shorter term.

U.S. Treasury Securities Fund--primary investment objective is to offer current income obtainable from active management of intermediate-term U.S. Treasury securities and certain U.S. Government and Agency securities. Capital growth is a secondary objective.

The Fund is designed to offer a rate of return equivalent to intermediate-term U.S. Treasury securities, while minimizing the possibility of default. Returns will reflect both interest income and market price changes in the bonds held by the Fund.

The U.S. Treasury Securities Fund invests primarily in intermediate-term U.S. Treasury securities. In addition, the subadviser is authorized to invest up to 35 percent of the Fund in U.S. Government Agency pass-through mortgage-backed securities. The Fund may also invest in U.S. Treasury note and bond futures contracts to adjust duration exposure in response to anticipated interest rate movements. The combination of fixed-income securities and futures maintains fixed-income exposure comparable to that of a fully invested portfolio position.

The Fund's subadviser, Seix Investment Advisers, Inc., seeks to offer more return than is available in a passively managed intermediate-term U.S. Treasury index by identifying undervalued U.S. Treasury securities, and by allocating assets to, and selecting securities in, the mortgage-backed sector. Christina Seix serves as the Fund's portfolio manager. She founded the firm in 1991.

The Fund should experience the volatility characteristics of an intermediate-duration bond fund.

Money Market Fund--primary investment objective is to obtain the maximum current income, consistent with preservation of capital and liquidity, that is available through investments in specified money market instruments. The Fund seeks to maintain a constant net asset value per share of $1.00. However there is no guarantee that it will be able to do so. The Fund will meet the diversification and quality provisions of Rule 2a-7 under the Investment Company Act of 1940.

The Fund seeks to obtain its investment objective by investing substantially all of its assets in a registered money market mutual fund, the Short-Term Investment Company's Liquid Assets Portfolio, whose investment adviser is AIM Advisers, Inc. The underlying portfolio of the AIM Liquid Assets Fund consists of certificates of deposit of major U.S. banks, prime commercial paper, high quality short-term corporate obligations, and short-term U.S. government and agency securities. The Fund has an average maturity of less than 90 days.

THE INDEX FUNDS


The five Index Funds described below follow an indexed or "passively managed" approach to investing. This means that Barclays selects securities designed to approximate the investment characteristics and performance of a specified benchmark, such as the S&P 500 Index.(1)


Unlike an actively managed portfolio, an index fund does not rely on a portfolio manager's ability to predict the performance of individual securities. An index fund simply seeks to parallel the performance of its benchmark. Additionally, index funds tend to have lower operating expenses than actively managed funds.


In order to take advantage of the economies of scale offered by a larger pool of assets, each Index Fund except the Overseas Equity Index Fund is structured as a "feeder" fund. A "feeder" fund seeks to achieve its investment objective by investing its assets in a "Master Portfolio" managed by Barclays. Each Master Portfolio invests substantially all of its assets in securities in accordance with investment objectives, policies, and limitations that are substantially similar to those of the applicable Index Fund. In other words, each Index Fund (other than the Overseas Equity Fund) "feeds" shareholder investments into its corresponding Master Portfolio.



The Broad Market Index Fund's Master Portfolio invests substantially all of its assets in two other Master Portfolios of Barclays. One of these Master Portfolios, in turn, invests substantially all of its assets in a representative sample of stocks comprising the Wilshire 4500 Index. The other Master Portfolio, in turn, invests substantially all of its assets in stocks comprising the S&P 500 Index (together the "Underlying Portfolios"). The percentage of the Master Portfolio's assets invested in the Underlying Portfolios is approximately the same as the percentage represented in the Wilshire 5000 Index.(1)



Because it can be very expensive to buy and sell all of the securities in a target benchmark, the Index Funds, with the exception of the 500 Stock Index Fund, employ "sampling" techniques to approximate benchmark characteristics such as capitalization and industry weight using fewer securities than contained in the benchmark. Therefore, the performance of the Funds versus their respective benchmarks can be expected to deviate more than that of Funds investing in all of the securities contained in a benchmark.



The Overseas Equity Index Fund and the Master Portfolios maintain equity exposure for cash balances by purchasing appropriate futures contracts. Futures contracts are not used for leverage. The Master Portfolios seek to remain fully invested at all times, without significant cash balances.



Each Index Fund investing in a Master Portfolio reserves the right to change the Master Portfolio fund in which it invests when the Board of Directors believes it is in the best interests of the Fund's shareholders.


---------------


(1)McGraw-Hill, Inc. ("McGraw-Hill") and Wilshire Associates, Inc. ("Wilshire Associates") do not sponsor any portfolios of MIP, nor are they affiliated in any way with the Funds. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," and "Standard & Poor's 500(R)" are trademarks of McGraw-Hill. "Wilshire 5000 Equity Index(R)" and "Wilshire 4500 Equity Index(R)" and related marks are trademarks of Wilshire Associates. None of the Funds are sponsored, endorsed, sold, or promoted by these indices or their sponsors and neither the indices nor their sponsors make any representation or warranty, express or implied, regarding the advisability of investing in Funds.

The Index Funds offer two classes of shares, Class I and Class II. Information on your eligibility to invest in a particular class can be found under the heading "Shareholder Information: Purchases."

OVERSEAS EQUITY INDEX FUND


General Description and Goals--The Overseas Equity Index Fund seeks long-term growth of capital by investing in common stocks of companies domiciled outside the United States. The goal is to provide a portfolio that approximates the investment characteristics and performance of the Morgan Stanley Capital International Europe, Australia, and Far East Free (EAFE Free) Index.



Investment Strategy--The Overseas Equity Index Fund will invest in a sampling of securities contained in the EAFE Free Index.


Investment Risks--The Overseas Equity Index Fund is exposed to the risks of investing in common stocks as well as the additional risks of investing in foreign securities, which can be affected by currency, political, legal, regulatory, and operational factors.

MID/SMALL COMPANY INDEX FUND

General Description and Goals--The Mid/ Small Company Index Fund seeks long-term growth of capital by investing in common stocks of U.S. small- to medium-capitalization companies. The goal is to provide a portfolio that approximates the investment characteristics and performance of the Wilshire 4500 Index.


Investment Strategy--The Mid/Small Company Index Fund will invest in a Master Portfolio that invests in a sampling of securities contained in the Wilshire 4500 Index.


Investment Risks--The Fund is exposed to the general risks of stock investing. Additionally, the Wilshire 4500 Index includes smaller-capitalization companies whose stocks tend to have more price volatility than those of larger companies.

BROAD MARKET INDEX FUND

General Description and Goals--The Broad Market Index Fund seeks long-term growth of capital by investing in common stocks of U.S. companies across all capitalization ranges. The goal is to provide a portfolio that approximates the investment characteristics and performance of the Wilshire 5000 Index.


Investment Strategy--The Broad Market Index Fund will invest in a Master Portfolio that invests in two other Master Portfolios of Barclays that invest in a sampling of securities contained in the Wilshire 4500 Index and the S&P 500 Index, respectively, in order to approximate the performance of the Wilshire 5000 Index.



Investment Risks--The Broad Market Index Fund is exposed to the general risks of stock investing. Additionally, the Wilshire 5000 Index includes smaller-capitalization companies whose stocks tend to have more price volatility than those of larger companies.


500 STOCK INDEX FUND

General Description and Goals--The 500 Stock Index Fund seeks long-term growth of capital by investing in common stocks of larger-capitalization companies traded on U.S. stock exchanges. The goal is to provide a portfolio that approximates the investment characteristics and performance of the Standard & Poor's 500 Index.


Investment Strategy--The 500 Stock Index Fund will invest in a Master Portfolio that seeks to replicate the holdings of the Standard & Poor's 500 Index.


Investment Risks--The 500 Stock Index Fund is exposed to the general risks of stock investing.

CORE BOND INDEX FUND

General Description and Goals--The Core Bond Index Fund seeks current income and growth of capital by investing in U.S. government and corporate investment-grade obligations. The goal is to provide a portfolio that approximates the investment characteristics and performance of the Lehman Brothers Government/Corporate Bond Index.


Investment Strategy--The Core Bond Index Fund will invest in a Master Portfolio that invests in a sampling of securities contained in the Lehman Brothers Government/Corporate Index.



Investment Risks--The Core Bond Index Fund is exposed to the general risks of investing in bonds. The Fund experiences volatility similar to that of an intermediate-term bond fund. The average maturity of the Fund is expected to range from eight years to twelve years. Market prices of the securities held in the portfolio, including government securities, will fluctuate as interest rates change. Interest rate changes also could affect the duration of bonds held in the portfolio. The Fund is also exposed to credit risk, which is the risk that the issuer of a corporate bond included in the index will default on its obligations. However, the average credit quality of the index is Aaa, which means that the level of such credit risk is very low. Please see p. 17 for a detailed discussion of credit risk.

RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

The following is a description of one or more of the risks that you will face as an investor in the Funds. It is important to keep in mind one of the main axioms of investing: the higher the potential reward, the higher the risk of losing money. The reverse is also generally true: the lower the potential reward, the lower the risk.

Each of the Funds is exposed to one or more of the following types of risk:

I. STOCK MARKET RISK

Market risk is the possibility that stock prices overall will decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.


Although the U.S. stock market has risen substantially in recent years, this trend is not indicative of the market's overall history.


To illustrate the volatility of the U.S. stock market, the following table shows the best, worst and average total returns for the U.S. stock market over various time periods as measured by the S&P 500 Index.

                    Average Annual U.S. Stock Market Returns
                                  (1926-1997)

                       1 year   5 years   10 years   20 years
                       ------   -------   --------   --------
BEST                    53.9%     23.9%     20.1%      16.9%
WORST                  -43.3     -12.5      -0.9        3.1

AVERAGE                 13.0      10.5      10.9       10.9

Keep in mind that the S&P 500 Index tracks mainly large-capitalization stocks. Other groupings of stocks are likely to carry different degrees of volatility. For example, small-capitalization stocks, as a group, have historically exhibited greater short-term volatility than that of the S&P 500 Index. All of the Funds except the Money Market Fund, the U.S. Treasury Securities Fund and the Core Bond Index Fund are subject to some level of stock market risk.

Foreign securities are subject to the same market risks as U.S. securities, such as general economic conditions and company and industry prospects. However, foreign securities involve additional risk of loss due to political, economic, legal, regulatory, operational and currency conversion and pricing factors affecting investment in the securities of foreign businesses or governments. These risk factors may be even more prevalent in emerging markets. Foreign securities are also subject to the risks associated with the value of foreign currencies. A decline in the value of foreign currency vs. the U.S. dollar reduces the dollar value of securities denominated in that currency. The International Fund and the Overseas Equity Index Fund are subject to these risks. The Aggressive Growth, Growth, Growth & Income and Equity Income Funds may invest a limited portion of their respective assets in foreign securities, and would be subject to these risks to the extent of such investment.

II. BOND MARKET RISK


Bonds also experience market risk, which is primarily attributable to changes in interest rates. The general rule is that if INTEREST RATES rise, bond prices will fall. The reverse is also true: if interest rates fall, bond prices will generally rise. These rules apply to government securities as well as to corporate securities.


A bond with a longer MATURITY (or a bond fund with a longer average maturity) will be more volatile than shorter term bonds. The U.S. Treasury Securities Fund and the Core Bond Index Fund are both subject to this risk. Because of their extreme short-term nature, money market instruments carry little market risk.


Bonds and bond funds are also exposed to CREDIT risk, which is the possibility that the issuer of a bond will default on its obligation to pay interest and principal. U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Government, have virtually no credit risk. Corporate bonds rated Baa or above, such as some of the bonds held by the Core Bond Index Fund, are generally considered to carry medium credit risk. Corporate bonds rated below BB are considered to have significant credit risk.


Of course, bonds with lower credit ratings generally pay a higher level of income to investors.

III. OBJECTIVE/STYLE RISK


All of the Funds are subject, in varying degrees, to objective risk, which is the possibility that returns from a specific type of security in which a Fund invests or the investment style of one or more of a Fund's subadviser, or the investment adviser to the Master Portfolios with respect to the Index Funds (other than the Overseas Equity Index Fund) (for instance, a growth stock or a growth style) will trail the returns of the overall market.


In the past, different types of securities have experienced cycles of outperformance and underperformance in comparison to the market in general. Therefore, if you invest in a fund with a specific objective, such as the Growth Fund, you would be exposed to this risk.

IV. MANAGER RISK


Manager risk is the risk that one of the Funds' subadvisers will do a poor job of selecting securities and thus fail to meet the Fund's objectives. With respect to the Index Funds, there is a risk that Fund performance will deviate from that of the index. As with any mutual fund, there can be no guarantee that a particular Fund will achieve its objective.


INVESTMENT LIMITATIONS
----------------------------------------------------

Each Fund has adopted certain limitations designed to reduce its exposure to specific situations. Some of these limitations are that a Fund will not:

(a) with respect to 75% (100% for the Money Market Fund) of the value of its total assets, purchase the securities of any issuer (except obligations of the United States government and its instrumentalities and securities of other investment companies) if as a result the Fund would hold more than 10% of the outstanding voting securities of the issuer, or more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer;

(b) invest more than 25% of its assets in any one industry (except for the Money Market Fund or to the extent that the applicable benchmark for an Index Fund does not meet this standard);

(c) borrow money except from banks for temporary or emergency purposes, and in no event in excess of 15% of the market value of its total assets.

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

The investment adviser to the Vantagepoint Funds is VIA, whose offices are located at 777 North Capitol Street NE, Suite 600, Washington, DC 20002-4240. VIA provides its advisory services pursuant to an investment advisory agreement with the Vantagepoint Funds. VIA is a wholly-owned subsidiary of the ICMA Retirement Corporation (RC), which has been registered as an investment adviser with the U.S. Securities and Exchange Commission since 1983. RC was established as a not-for-profit organization in 1972 to assist state and local governments and their agencies and instrumentalities in the establishment and maintenance of deferred compensation and qualified retirement plans for the employees of such public sector entities. RC's primary advisory client is the ICMA Retirement Trust, which was formed to commingle and invest the assets of the retirement plans administered by RC. VIA is a newly formed entity.


As investment adviser to the Funds, VIA continually monitors the performance of the subadvisers. VIA supervises and directs each Fund's investments. With respect to the Index Funds, VIA selects the Master Portfolios in which each Index Fund (other than the Overseas Equity Index Fund) invests. The Funds intend to apply for an exemp-tive order from the SEC that will allow VIA to change subadvisers with the approval of the Fund's Board of Directors and upon notice to shareholders.


Compensation for the investment management of the Funds is asset based, i.e, it consists of an annual percentage fee calculated based on average assets under management. The fee is paid out of Fund assets. The aggregate annual fees paid to VIA and to subadvisers and to the investment adviser of the Master Portfolios for advisory services are as follows:



                               Aggregate Annual
            Funds                Advisory Fee
            -----              ----------------
AGGRESSIVE OPPORTUNITIES             0.85%
INTERNATIONAL                        0.63%
GROWTH                               0.38%
GROWTH AND INCOME                    0.52%
EQUITY INCOME                        0.27%
ASSET ALLOCATION                     0.39%
U.S. TREASURY SECURITIES             0.22%
MONEY MARKET                         0.18%
OVERSEAS EQUITY INDEX                0.23%
MID/SMALL COMPANY INDEX              0.13%
BROAD MARKET INDEX                   0.12%
500 STOCK INDEX                      0.10%
CORE BOND INDEX                      0.13%



The fees charged by each subadviser and the investment adviser of the Master Portfolios can be found in the Statement of Additional Information under the heading "Investment Advisory and Other Services".



The subadvisers are retained on behalf of the Funds by VIA, and day-to-day discretionary responsibility for security selection and portfolio management rests with the subadvisers. VIA supervises and directs each Fund's investments. With respect to the Index Funds, VIA selects the Master Portfolios in which each Index Fund invests. The responsibility for overseeing subadvisers rests with VIA's Investment Division, whose division head, Senior Vice President John Tobey, reports directly to Girard Miller, CFA, President of VIA.


Mr. Miller has over 15 years of experience in investment management, 5 years as Chief Executive Officer and President of RC. He holds a Political Economy degree from the University of Washington, a Masters in Economics from Wayne State University in Detroit, Michigan, and a Masters of Public Administration from Syracuse University, and is a Chartered Financial Analyst.

Mr. Tobey began his investment career in 1969. He assumed his current position with RC in January of 1998. From 1995 to 1998 Mr. Tobey served as President and Chief Executive Officer of Investment Directions, Inc., and from 1986 to 1994 he served as President of the Liberty Asset Management Company. He holds a BS degree in Finance from San Diego State University and an MBA degree from the Stanford Graduate School of Business.

The investment program and its performance are subject to overall supervision and periodic review by the Funds' Board of Directors.

Further information on Fund subadvisers, including portfolio managers and fees, can be found in the Statement of Additional Information.

The Directors and Officers of the Vantagepoint Funds, together with information as to present positions and their principal business occupations during the last five years, are shown below. Directors who are deemed to be "interested persons", as defined in the Investment Company Act of 1940, are indicated by an asterisk. The mailing address for the Directors and Officers of the Funds is 777 North Capitol St., NE, Ste. 600, Washington, D.C. 20002-4240.

                             DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

                                           Principal Occupations
  Name, Address      Position               During Past 5 years
  -------------     ----------   -----------------------------------------
George Bissell      Director     Chairman of Board
Boston, MA                       Keystone Group Funds
Donna Anderson      Director     Chief Investment Officer
New York, NY                     City of New York Pensions

                                           Principal Occupations
  Name, Address      Position               During Past 5 years
  -------------     ----------   -----------------------------------------
Robert A. Bowman    Director     President, Chief Operating Officer and
Westport, CT                     Director (1995-1998)
                                 Chief Financial Officer (1992-1995)
                                 ITT Corporation
N. Anthony Calhoun  Director     Deputy Executive Director and
Chevy Chase, MD                  Chief Financial Officer
                                 Pension Benefit Guaranty Assoc.
Arthur Lynch        Director     Director of Finance
Glendale, AZ                     City of Glendale, Arizona
Eddie Moore         Director     President, Virginia State University
Petersburg, VA
Robin L. Wiessmann  Director*    Principal
Yardley, PA                      Artemis Capital Group, Inc.
Girard Miller       President*   President and Chief Executive Officer
Washington, DC                   ICMA Retirement Corporation
Paul Breault        Treasurer*   Chief Financial Officer (1998 to present)
Washington, DC                   ICMA Retirement Corporation
                                 Formerly; Senior Vice President and
                                 Retail Group Chief Financial Officer
                                 Fidelity Investments
Paul Gallagher      Secretary*   General Counsel (1998-present)
Washington, DC                   ICMA Retirement Corporation;
                                 Formerly; Principal and Assistant General
                                 Counsel,
                                 The Vanguard Group

* Ms. Wiessmann is considered an interested person because she is a member of the Board of Directors of the ICMA Retirement Corporation. Officers of the Funds are considered interested persons as defined in the Investment Company Act of 1940.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

(For purposes of the following discussion, unless noted otherwise, "business day" means the period(s) of time on any given day during which the New York Stock Exchange is open for business. Unless noted otherwise, "close of business" means 4:00 p.m. Eastern time on each business day or the final close of business on any business day during which trading on the New York Stock Exchange is suspended.)

SHARE ACCOUNTING FOR ALL FUNDS
----------------------------------------------------

The shares represent a dollar-weighted proportional ownership interest in each of the Funds in which you are invested. The Funds do not issue share certificates.

The price of a share is known as its net asset value ("NAV"). The daily NAV of a share is determined at the close of each business day by adding the value of all of a Fund's investments, plus cash and other assets, deducting liabilities, and then dividing the result by the number of outstanding shares in the Fund as of the end of the prior day and rounding the results to the nearest cent. The value of your investment position equals the number of shares you own multiplied by the current day's NAV.

Since share values (except for the Money Market Fund) and investment returns will fluctuate, an exchange or redemption at any given time will normally result in your receiving more or less than the original cost of your investment. Each Fund's share value can be found daily in the mutual fund listing of most major newspapers under the heading "Vantagepoint Funds".

VALUATION OF THE FUNDS
----------------------------------------------------

Investment securities held by the Funds are valued daily. Stocks are valued at the price in effect at the close of business of the exchange on which they are traded. Bonds are valued using pricing matrices obtained through Merrill Lynch and other commercial pricing services.

Securities for which market quotations are not readily available are valued according to methods established by the Board of Directors that are believed to reflect fair value. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Directors believes reflects fair value.


The underlying Master Portfolio for each Index Fund is valued daily by the Master Portfolio itself, and the Master Portfolio's NAV is part of the calculation of each Index Fund's NAV. Once the market value of each Index Fund is determined, it is then divided by the number of shares outstanding to arrive at that day's NAV for the Fund.


For the Money Market Fund, net asset value is calculated by valuing portfolio securities by reference to the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount, rather than by reference to their value based on current market factors. This valuation method generally ignores fluctuations in the market price of the Fund's debt securities and assumes a steady increase (decrease) in value until maturity.

REINVESTMENT OF EARNINGS
----------------------------------------------------

All earnings of the Funds (interest, dividend income, and capital gains) are reinvested in the Funds and used to purchase additional shares.

PRICING AND TIMING OF TRANSACTIONS
----------------------------------------------------

Purchases, exchanges and redemptions are executed at the NAV next calculated after the Fund or its transfer agent receives the transaction request. For example, under normal circumstances, a transaction request received at 9:30 a.m. on a business day is executed at the same price as that of a transaction request received at 3:00 p.m. -- at that day's closing price. If the Funds receive a transaction request in the morning, you do not insulate yourself from market gains or losses during the rest of the business day. A transaction request received after the calculation of the NAV on one day will be executed at the price in effect at the close of the next business day. Transaction requests by facsimile must be received by 12 noon to receive that day's NAV.

REPORTING TO INVESTORS
----------------------------------------------------

With respect to any investment transaction reports you may receive from Vantagepoint Funds, review these reports carefully, and call the toll-free customer service line at 1-800-669-7400 or contact the Funds on-line at customerservices@icmarc.org. immediately if you see any discrepancies. In order to correct a discrepancy, the Funds must be notified within 120 days of the close of the calendar quarter in which the discrepancy occurs.

PURCHASES, EXCHANGES, AND REDEMPTIONS
--------------------------------------------------------------------------------

PURCHASES
----------------------------------------------------

Initially, the Funds will be open for investment exclusively by (i) the ICMA Retirement Trust; (ii) the employee benefit plans of state and local governments and their agencies and instrumentalities (including retirement and deferred compensation plans established under Sections 401 and 457, respectively, of the Internal Revenue Code of 1986, as amended); and (iii) Individual Retirement Accounts ("IRAs") of employees of state and local governments and the IRAs of other persons having a familial or otherwise close relationship to those public sector employees. The details of such eligibility criteria are set forth in the account application.

Class I shares of the Index Funds are open to IRA and other individual accounts and each public sector employee benefit plan that invests indirectly in the Funds through the ICMA Retirement Trust containing assets of less than $40 million. Class II shares are open to (i) qualifying public sector employee benefit plans that invest directly in the Funds and have qualifying assets in excess of $125 million; and (ii) public sector employee benefit plans that invest indirectly in the Funds through the ICMA Retirement Trust and have qualifying assets in excess of $40 million so invested. Other plans with average account balances or other features that are expected to afford the Index Funds with certain economies of scale in servicing employee benefit plan participant accounts, may also qualify for Class II shares.

There are no minimum investment amounts, front-end sales charges, deferred sales charges, back-end sales or redemption charges associated with investment in the Vantagepoint Funds.

The Vantagepoint Funds reserve the right in their sole discretion to (i) suspend the offering of their shares or (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of a particular Fund or Funds.

PURCHASES BY EMPLOYEE
BENEFIT PLANS
----------------------------------------------------

Employee benefit plans must fill out a retirement plan account form that is to be signed by the plan's trustee or other authorized official.

Investors may submit purchase orders to the Funds as often as daily. Payments may be transmitted by check, wire, and Automated Clearing House, although it is preferred that the Funds receive assets by wire. Investment detail must be submitted on paper forms, diskette, magnetic tape, or electronically.

Purchase orders received in good order prior to next calculation of the NAV (or 12 noon with respect to fax instructions) are posted to investor accounts at the closing NAV of that day, or if the day the contributions are received is not a business day, at the closing NAV of the next business day. Purchase orders received in good order after close of business are posted at the closing NAV of the next business day.

With respect to purchases made through the ICMA Retirement Trust, or by certain employee benefit plans and other types of omnibus accounts, other arrangements may be negotiated as to the timing and delivery of purchase instructions.

Posting of contributions to investor accounts is contingent upon submission of purchase orders in good order to the Vantagepoint Funds. This means that the requests must be accompanied by sufficient detail to enable the Vantagepoint Funds to allocate assets properly. If a purchase request is not received in good order, the deposit is held in a non-interest bearing account until all necessary information is received. If the purchase request is still not in good order after three business days, the assets are returned to the Investor. Purchases received for unidentified accounts for which no account form has been received will be returned to the investor.

EXCHANGES AND ALLOCATIONS
AMONG FUNDS
----------------------------------------------------

Investors may submit exchange requests daily in writing or by telephone exclusively through the VantageLine phone system at 1-800-669-7400. Remember that an exchange is a two-part transaction-a redemption of shares in one Fund and a purchase of shares in another Fund.

Exchange requests received in good order prior to close of business on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) or 12 noon for fax instructions on a business day are posted to investor accounts at that day's closing NAV. Exchange requests received in good order after close of business will be posted at the closing NAV of the next business day.

The allocation of new purchase amounts among the Funds may be changed by investors without charge or limitation.

Written confirmations are normally sent to Investors on the business day following the day the transaction occurs. Investors should verify the accuracy of information in confirmations immediately upon receipt.

EXCHANGES BY TELEPHONE
----------------------------------------------------


Investors may make daily exchanges through VantageLine, the Funds' automated service line by calling 1-800-669-7400. Instructions received through VantageLine must be accompanied by a Personal Identification Number. In addition, verbal instructions given to a telephone representative will be accepted upon verification of your identity and will be tape recorded to permit verification. Written confirmations are normally sent to investors on the business day following the day the transactions occur. Investors should verify the accuracy of information in confirmations immediately upon receipt. See "VantageLine" below for more information.


VANTAGELINE
----------------------------------------------------

The Funds maintain VantageLine, an automated service line for the benefit of Investors who have access to touch-tone telephones. You may use VantageLine to make exchanges among Funds and change your investment allocation. The phone number is 1-800-669-7400.

VantageLine is normally available 24 hours a day, seven days a week for your convenience; however, service availability is not guaranteed. Neither the Funds, the Funds' investment adviser nor the Funds' transfer agent will be responsible for any loss (or foregone gain) you may experience as a result of the service being unavailable or inoperative.

Should the VantageLine service or the "800" number become unavailable, transactions may be made by VantageLink, as described below, or by express mail at the shareholders' expense (see back cover for the Fund's address).

VANTAGELINK
----------------------------------------------------

The Funds maintain VantageLink, a home page on the Internet. The address is http://www.icmarc.org.

Information available from the Internet includes account balances (which requires a special password), investment allocations, and investment performance. You may also execute transactions or make changes in your investment allocation via VantageLink. The transfer agent for the Funds will require that instructions received over the Internet be accompanied by a Personal Identification Number. Written confirmations will normally be sent on the business day after the transaction occurs. You should verify the accuracy of information in confirmations immediately upon receipt.

VantageLink is normally available 24 hours a day, seven days a week. However, service availability is not guaranteed. Like other Internet-based services, VantageLink may be subject to external transmission problems that are beyond the control of the Funds' management. Accordingly, neither the Funds, the Funds' investment adviser, nor the Funds' transfer agent will be responsible for any loss (or foregone gain) you may incur as a result of service being unavailable or delayed.

PURCHASES BY IRA INVESTORS
----------------------------------------------------

PAYROLL DEDUCTION IRAS

Purchases made through payroll deduction of IRA contributions will be handled the same as purchases made by employee benefit plans, but will require a separate account form. Timing of investment, exchanges, and available services will be the same as those for employee benefit plans. See "Purchases by Employee Benefit Plans."

NON-PAYROLL DEDUCTION IRAS

First time IRA investors must fill out an IRA account application and mail it to the Funds along with a check. Please call 1-800-669-7400 for assistance when you are establishing a non-payroll deduction IRA account. Timing of investment, exchanges, and available services will be the same as those for employee benefit plans. See "Purchases by Employee Benefit Plans."

REDEMPTIONS

Shares may be redeemed at any time, subject to certain restrictions imposed by the Internal Revenue Code on the timing of distributions under tax-favored employee benefit plans and IRAs. If investment in the Funds has been made through one or more of these plans, please call 1-800-669-7400 regarding these restrictions. With the exception of redemptions that are made to effect exchanges among the Vantagepoint Funds, redemption requests must be in writing.

REDEEMING SHARES IN WRITING

Write a letter of instruction with:

* Name of retirement plan, if applicable

* If a non-payroll IRA, your name and address

* The Fund's name

* Your Fund account number

* The dollar amount or number of shares to be redeemed

* How assets are to be distributed (by mail or by wire)

* If funds are to be distributed by wire, wire instructions.

A signature guarantee may be required, at the Funds' discretion, for certain redemptions.

TAXATION
--------------------------------------------------------------------------------

The Vantagepoint Funds intend to elect to be treated and to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. A regulated investment company generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The Fund intends to distribute capital gains annually. The Money Market, Core Bond Index and U.S. Treasury Funds will distribute dividends monthly, and all of the remaining Funds will distribute dividends annually.

Normally, distributions to shareholders are taxable as income or capital gains when such income and gains are distributed to them. However, shareholders who invest in the Funds through section 401 plans, section 457 plans or IRAs, will have earnings reinvested. If that is the case, the income is not taxable in the year in which it is earned.

YEAR 2000 COMPLIANCE
--------------------------------------------------------------------------------


Time and space saving programming decisions made by computer programmers in the 1960's have resulted in two-digit computer codes that recognize "00" as "1900", not "2000". Such computers must be reprogrammed to prevent this error and make them "Year 2000 compliant". VIA and its affiliated entities have successfully completed a conversion to a new core recordkeeping system that is Year 2000 compliant. A number of the other systems employed by the Vantagepoint Funds have been developed within the past few years and are already Year 2000 compliant. The Funds and VIA is also working with vendors to make any changes to the systems necessary to achieve full Year 2000 compliance. There can be no assurance of success in this regard. Additionally, because Year 2000 issues affect virtually all organizations, the companies or entities in which the Funds invest also could be adversely impacted by Year 2000 issues. The extent of such impact cannot be predicted.

Other information, including the
Statement of Additional Information
can be reviewed and copied at the
Securities and Exchange Commission's
Public Reference Room in Washington,
D.C. For information on the operation
of the public reference room, call
1-800-SEC-0330.

The Securities and Exchange Commission
maintains a Web site
(http://www.sec.gov) that contains the
Statement of Additional Information
and other related information. Copies
of this information may be obtained,
upon payment of a duplicating fee, by
writing the Public Reference Section
of the SEC, Washington, D.C. 20549-
6009.

The Statement of Additional
Information is incorporated in this
prospectus by reference -- it is
legally a part of this prospectus.
Detailed information on the investment
adviser and each subadviser for the
Vantagepoint Funds may be found in
this prospectus and in the Statement
of Additional Information.

Mutual fund shares are not guaranteed
or insured by the FDIC or any other
agency of the U.S. government.

Investment Company Act file numbers:
811-8941; 333-60789

                             THE VANTAGEPOINT FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION


                                MARCH 1, 1999


The Vantagepoint Funds is a no-load, diversified open-end management investment company. The Vantagepoint Funds operates as a "series" investment company, offering thirteen distinct investment portfolios (the "Funds"), each Fund having different investment objectives. This Statement of Additional Information contains additional information about the Funds.

This Statement of Additional Information is not a prospectus. This Statement of Additional Information is incorporated by reference into, and should be read in conjunction with, the Funds' current prospectus, also dated _____________, 1999. A copy of the prospectus may be obtained by writing to the Funds or calling 1-800-669-7400.


                                TABLE OF CONTENTS


                                                                       Page
                                                                       ----
Description of the Fund and Its Investments and Risks ........           2
Management of the Fund .......................................           6
Control Persons and Principal Holders of Securities ..........           6
Investment Advisory and Other Services .......................           7
Portfolio Transactions .......................................          10
Capital Stock and Other Securities ...........................          10
Purchase, Redemption, and Pricing of Shares ..................          11
Taxation of the Fund..........................................          12
Calculation of Performance Data ..............................          12

DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS


                               GENERAL INFORMATION

The Vantagepoint Funds is a no-load, diversified open-end management investment company organized as a Delaware business trust. The Vantagepoint Funds are managed by Vantagepoint Investment Advisers, Inc. ("VIA"), which in turn hires and manages subadvisers who are responsible for the day-to-day management and security selections for the Funds. The Vantagepoint Funds are as follows:


Actively-Managed Funds: Aggressive Opportunities Fund
                        International Fund
                        Growth Fund
                        Growth & Income Fund
                        Equity Income Fund
                        Asset Allocation Fund
                        U.S. Treasury Securities Fund
                        Money Market Fund
Index Funds:            Overseas Equity Index Fund
                        Mid/Small Company Index Fund
                        Broad Market Index Fund
                        500 Stock Index Fund*
                        Core Bond Index Fund

The following discussion of investment objectives and policies for the Funds supplements the discussion of those objectives and policies that is set forth in the prospectus.

                       INVESTMENT OBJECTIVES AND POLICIES

The policies and guidelines set forth below for each Fund have been adopted by the Board of Directors of the Vantagepoint Funds to govern the management and administration of each Fund by VIA. Those designated as fundamental in this Statement of Additional Information and in the prospectus cannot be changed without shareholder approval. Other policies and guidelines described below and in the prospectus may be reviewed and revised at the discretion of the Board of Directors. Each Fund's investment administration is under the supervision of VIA, which is responsible for the appointment and monitoring of subadvisers to handle the day-to-day investment of assets assigned to them.

With the exception of the Money Market Fund the assets of each actively-managed Fund are managed by one or more subadvisers. Subadvisers are retained to manage a particular portion of each Fund under the terms of written investment advisory contracts with VIA.

The Money Market Fund is invested in the Short Term Investment Co.'s Liquid Assets Portfolio, a registered money market mutual fund. The mutual fund's investment adviser is AIM Advisors. Inc.


As explained in the prospectus, and in greater detail on page 5, each Index Fund with the exception of the Overseas Equity Index Fund is structured as a "feeder" fund investing in a "Master Portfolio" which has identical investment objectives and strategy as the applicable Index Fund. The investment adviser for each "Master Portfolio" in which the corresponding Index Fund invests is Barclays Global Fund Advisors, N.A. ("Barclays")

Each subadviser is selected for its individual investment management expertise and each operates independently of the others. Each subadviser is either registered with the Securities and Exchange Commission (SEC) under the Investment Advisers Act of 1940 or is a Bank, Insurance Company or Trust Company exempt as such from registration. Further information on each Fund's subadviser(s) may be found in the prospectus and this Statement of Additional Information in the description of each Fund and under the heading "Investment Advisory and Other Services".

Each subadviser agrees to exercise complete management discretion over assets of the Fund allocated to its account in a manner consistent with the Fund's investment policies and guidelines and within such further investment limitations and conditions as may be established by VIA.

A formal review and appraisal of each Fund's investment objectives and performance will be conducted periodically by the Board of Directors, and any material changes in the Fund's fundamental investment objectives will be put to a vote of its shareholders.

The Funds may engage in one or more securities lending programs conducted by the Funds' custodian or other appropriate entities.


     The 500 Stock Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's a division of the McGraw-Hill Companies, Inc. ("S&P"). or by Wilshire Associates Inc. ("Wilshire Associates") neither S&P nor Wilshire Associates makes any representation or warranty, express or implied, to the owners of the product or any member of the public regarding the advisability of investing in securities generally or in the product particularly or the ability of the S&P 500 Index, the Wilshire 45000 Index(R) or the Wilshire 5000 Index(R) to track general stock market performance. S&P's and Wilshire Associates' only relationship to the licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index are the Wilshire Associates and the Wilshire 4500 and Wilshire 5000 Index or which determined, composed and calculated by S&P or Wilshire Associates without regard to the licensee or the product. S&P and Wilshire Associates have no obligation to take the needs of the licensee or the owners of the product into consideration in determining, composing or calculating the S&P 500 Index, the Wilshire 4500 Index or the Wilshire 5000 Index. S&P and Wilshire Associates are not responsible for and have not participated in the determination of the prices and amount of the product or the timing of the issuance or sale of the product or in the determination or calculation of the equation by which the product is to be converted into cash. S&P and Wilshire Associates have no obligation or liability in connection with the administration, marketing or trading of the product.



     Neither S&P nor Wilshire Associates guarantees the accuracy and/or the completeness of the S&P 500 Index or any data included therein and neither S&P nor Wilshire Associates shall have any liability for any errors, omissions, or interruptions therein. S&P and Wilshire Associates make no warranty, express or implied, as to results to be obtained by licensees, owners of the product, or any other person or entity from the use of the S&P 500 Index, Wilshire 4500 Index, Wilshire 5000 Index or any data included therein. S&P and Wilshire Associates make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index, Wilshire 4500 Index, Wilshire 5000 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P or Wilshire Associates have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.


                               COMPARATIVE INDEXES

The Funds may, from time to time, use one or more of the unmanaged indexes listed below for purposes of appraising fund performance. This list of indexes is not intended to be all inclusive, and other indexes, benchmarks or peer groups may be used, as deemed appropriate by the Board of Directors.

Standard & Poor's 500 Stock Index -- consists of 500 companies representing larger capitalization stocks traded in the U.S.

Standard & Poor's MidCap 400 Index -- consists of 400 medium sized domestic stocks traded in the U.S.

Standard & Poor's BARRA MidCap 400 Growth Index -- consists of the stocks of the S&P MidCap 400 Index having growth characteristics.

Wilshire 5000 Equity Index -- consists of all common equity securities domiciled in the U.S. for which daily pricing is available.

Wilshire 4500 Equity Index -- consists of all stocks in the Wilshire 5000 except for those included in the Standard & Poor's 500 Index.

Morgan Stanley Capital International EAFE Index -- consists of approximately 1100 securities listed on the stock exchanges of developed markets of countries in Europe, Australia and the Far East. The EAFE Free Index excludes securities that are not available to U.S. investors.

Lehman Brothers Long-Term Treasury Bond Index -- consists of all Treasury obligations with maturities of 10 years or greater.

Lehman Brothers Government/Corporate Bond Index -- consists of U.S. Treasury, agency, and corporate securities rated BBB or better.


Merrill Lynch 5-7 Year Treasury Index -- consists of all Treasury obligations with maturities between 5 and 7 years.


Russell 2000 Index -- consists of the smallest 2,000 of the 3000 largest U.S. companies based on total market capitalization, representing approximately 7% of the Russell 3000 Index's total market capitalization.

                             ELIGIBLE INVESTMENTS

In addition to the securities and financial instruments described in the prospectus, the Vantagepoint Funds are authorized to invest in the types of securities and financial instruments listed below. Not all Funds will invest in all such securities and/or financial instruments as indicated below.

A. CASH/CASH EQUIVALENTS: Fixed income obligations with maturity less than one year, including short term accounts managed by a custodian institution, shares of money market mutual funds, or repurchase agreements. All funds may also participate in repurchase agreements and reverse repurchase agreements.


B. FINANCIAL FUTURES: A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date. Futures are used to adjust investment exposure, and may involve a small investment of cash relative to the magnitude of the risk assumed.


OTHER INVESTMENTS:

The funds may invest in certain other instruments as follows:

      i. Rights and Warrants. All funds except the Money Market Fund and the U.S. Treasury Securities fund

     ii. Convertible Securities. All funds except the Money Market Fund and the U.S. Treasury Securities fund

    iii.  Forward contracts.  The International Fund and the Overseas Equity
          Fund.


ELIGIBLE PRACTICES: There are no restrictions on subadvisers as to the following:

-     Fund turnover.

-     Realized gains and losses.

These guidelines are not fundamental policies and may be changed by the Funds' directors without a vote of shareholders.

FUND POLICIES AND INVESTMENT LIMITATIONS

The following policies supplement the Funds' investment limitations set forth in the prospectus. It is a fundamental policy of each Fund not to engage in any of the activities or business practices set forth below. Unless it is noted that a particular restriction is not fundamental, these restrictions may not be changed with respect to a particular Fund without the approval of a dollar-weighted majority of the outstanding shares (the term "majority" is used as defined in the Investment Company Act of 1940) of that Fund. A Fund may not:

1) Issue senior securities, (as defined in the Investment Company Act of 1940) except as permitted by rule, regulation, or order of the S.E.C.; engage in short sales except as described in the prospectus;

2) Engage in the business of underwriting securities issued by others, except to the extent a Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended (this restriction is not fundamental);

3) Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid (this restriction is not fundamental);

4) Make loans, except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitation described in (3) above) which are either publicly distributed or customarily purchased by institutional investors, and (ii) by lending its securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the Investment Company Act of 1940 or the rules and regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder and the aggregate value of all securities loaned does not exceed 33 1/3% of the market value of a Fund's net assets;

(5) Pledge, mortgage, or hypothecate its assets, except to secure authorized borrowings as provided in the prospectus (this restriction is not fundamental);

(6) Buy any securities or other property on margin (except as may be needed to enter into futures and options transactions as described in the prospectus, and for such short-term credits as are necessary for the clearance of transactions), or engage in short sales (unless by virtue of a Fund's ownership of other securities its has a right to obtain at no added cost which are equivalent in kind and amount to the securities sold) except as set forth in the prospectus (this restriction is not fundamental);

(7) Purchase or sell puts or calls, or combinations thereof except as provided in the prospectus

(8) Purchase or sell real estate or real estate limited partnerships (although a Fund may purchase securities secured by real estate interests or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein);

(9)Invest in the securities of other investment companies, except as may be acquired as part of a merger, consolidation or acquisition of assets approved by a Fund's shareholders or otherwise to the extent permitted by Section 12 of the Investment Company Act of 1940 or by any rule, regulation, opinion or interpretation of the Commission. Notwithstanding this restriction, the Index Funds and the Money Market Fund may enter into arrangements as described in the prospectus and in this Statement of Additional Information. A Fund will invest only in investment companies which have investment objectives and investment policies consistent with those of the Fund making such investment except that a Fund may invest a portion of its assets in a money market fund for cash management purposes (this restriction is not fundamental); and


10) Invest in companies for the purpose of exercising control or management.



11) Invest more than 25% of its assets in any single industry, except, with respect to the Index Funds, to the extent that such industry concentration is a component of a Fund's benchmark index.


The above-mentioned Fund policies and investment limitations are considered at the time investment securities are purchased (with the exception of the restriction on illiquid securities).

                                 THE INDEX FUNDS
                                 ---------------


Each Index Fund is managed by Barclays using quantitative, structured and passive management techniques. Each such Fund, except the Overseas Index Fund, is structured as a "feeder" fund which invests in a Master Portfolio, of Master Investment Portfolio. The "master" fund invests in securities in accordance with investment objectives, policies, and limitations that are identical to those of the applicable Index Fund.



The Broad Market Index Fund's Master Portfolio invests substantially all of its assets in two other Master Portfolios of Barclays. One of these masters, in turn, invests substantially all of its assets in a representative sample of stocks comprising the Wilshire 4500 Index. The other Master Portfolios, in turn, invests substantially all of its assets in stocks comprising the S&P 500 Index (together, the "Underlying Portfolios"). The percentage of the Master Portfolio's assets invested in the Underlying Portfolios is approximately the same as the percentage represented in the Wilshire 5000 Index.






The assests of the Vantagepoint Index Funds are invested in these Master Portfolios in proportions that are designed to meet their respective objectives. The Vantagepoint 500 Stock Index Fund invests exclusively in the S&P 500 Index Portfolio. The Vantagepoint Mid/Small Co. Index Fund invests the U.S. Equity Index Fund which, in turn, exclusively in the Extended Index Portfolio. The Vantagepoint Broad Market Index Fund invests the U.S. Equity Index Fund which, in turn, in both Underlying Portfolios in proportions that are designed to approximate the performance of the Wilshire 5000 Index. Finally, the Vantagepoint Core Bond Index Fund invests in a separate Master Portfolio that is designed to track its benchmark index.



The Index Funds employ "passive" management techniques, meaning that each Fund tries to match, as closely as possible, the performance of its benchmark index. Because it would be very expensive to buy and sell all of the stocks (or bonds, as the case may be) in the target index, the Mid / Small Company, the Broad Market, and the Core Bond Index Funds use a "sampling" technique. Using computer programs, each of these Funds selects securities that will recreate its benchmark index in terms of factors such as industry, size, and other characteristics. Therefore, the performance of the Funds varsus their respective benchmarks can be expected to deviate more than that of Funds investing in all of the securities contained in a benchmark.

MANAGEMENT OF THE VANTAGEPOINT FUNDS

The Vantagepoint Funds is organized as a Delaware business trust and is governed by a 7-member Board of Directors, one of whom is an "interested" director as that term is defined in the Investment Company Act of 1940. The Directors stand in the position of fiduciaries to the shareholders and, as such, they have a duty of due care and loyalty, and are responsible for protecting the interests of shareholders. The Directors are responsible for the overall supervision of the operations of the Vantagepoint Funds and evaluation of the performance of its investment adviser.

Vantagepoint Investment Advisers, LLC ("VIA") serves as investment adviser to the Funds and employs a supporting staff of management personnel needed to provide the requisite services to the Funds and also furnishes the Funds with necessary office space, furnishings, and equipment. Each Fund pays its share of VIA's net expenses which are allocated among the Funds under procedures approved by the Funds' Board of Directors. In addition, each Fund bears its own direct expenses, such as legal, auditing and custodial fees.

The Officers of the Vantagepoint Funds are also officers of VIA. The Officers of the Funds manage its day-to-day operations and are responsible to the Funds' Board of Directors.

The Vantagepoint Funds and affiliates adhere to an Insider Trading Policy established pursuant to Rule 17j-1 of the Investment Company Act of 1940. The policy is designed to prevent unlawful practices in connection with the purchase and sale of securities by persons associated with the Funds, including officers and employees of VIA.

The names of the Directors and Officers of the Funds and their principal occupations over the last 5 years may be found in the prospectus under the heading "Management of the Fund".

                                  COMPENSATION
                                  ------------

Directors and Officers of the Funds do not receive salaries, retirement benefits, deferred compensation or any other form of compensation from the Vantagepoint Funds. Directors are reimbursed for expenses incurred in the exercise of their duties. As of the date of this Statement of Additional Information, Directors and Officers of the Funds as a group beneficially owned less than 1% of the outstanding shares of the Funds.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Initially, the principal shareholder in the Vantagepoint Funds will be the ICMA Retirement Trust (the "RT"), a District of Columbia common law trust. The RT was established for the purpose of holding and investing the assets of public sector retirement and deferred compensation plans. The RT will own a majority of the outstanding shares of the Funds upon registration.

In exercising its rights as a shareholder in the Funds, the RT will seek instructions from its investors, the plan sponsors of the public sector retirement plans invested in the RT (the "employers"), in advance of exercising the RT's voting rights. The RT will vote its shares of the Fund in the same proportion as the instructions that it receives from the employers.

INVESTMENT ADVISORY AND OTHER SERVICES

VIA is a wholly-owned subsidiary, is controlled by the ICMA Retirement Corporation ("RC"), a retirement plan administrator and investment adviser whose principal investment advisory client is the RT. RC was established as a not-for-profit organization in 1972 to assist state and local governments and their agencies and instrumentalities in the establishment and maintenance of deferred compensation and qualified retirement plans for the employees of such public sector entities. These plans are established and maintained in accordance with Sections 457 and 401, respectively, of the Internal Revenue Code of 1986, as amended. RC has been registered as an investment adviser with the U.S. Securities and Exchange Commission since 1983.

RC is governed by a 10-member Board of Directors approved by the Executive Committee of the International City/County Management Association, the organization that founded RC. RC is a non-stock corporation.

VIA is a Delaware limited liability company, and is registered as an investment adviser with the Securities and Exchange Commission.


VIA provides investment advisory services to each of the Vantagepoint Funds pursuant to a Master Advisory Agreement (the "Advisory Agreement"). The advisory services include Fund design, establishment of Fund investment objectives and strategies, selection and management of subadvisers, and performance monitoring. VIA supervises and directs the Funds' investments. Additionally, VIA selects the Master Portfolios in which the Index Funds invest. VIA furnishes periodic reports to the Funds' Board of Directors regarding the investment strategy and performance of each Fund.


Pursuant to the Advisory Agreement, the Vantagepoint Funds compensate VIA for these services by paying VIA an annual advisory fee assessed against daily average net assets under management in each Fund as follows:

                                                Advisory fee
                                                ------------

All Funds except the Index Funds                0.10%

Index Funds                                     0.05%

VIA or its broker-dealer affiliate, ICMA-RC Services LLC, provides all distribution and marketing services for the Funds. VIA or its transfer agent affiliate, Vantagepoint Transfer Agents, LLC. ("VTA"), also provides certain administrative shareholder support services (such as telephone representatives) for the Vantagepoint Funds related to the retirement plans investing in the Funds. VIA or VTA, as the case may be, also provides Fund administration services, such as preparation of shareholder reports and proxies, shareholder recordkeeping and processing of orders.

VIA or VTA receives asset-based compensation for these administrative services on an annual basis as follows:

                        Fee for                   Fee for
                        Investor Services         Fund Services
                        -----------------         -------------

All Funds except
the Index Funds         0.20%                     0.15%

Index Funds
Class I                 0.15%                     0.15%
-------
Class II                0.05%                     0.05%
--------

The advisory fee, the fee for Investor services, and the fee for Fund services are deducted from the applicable Fund's assets, and their effect is factored into any quoted share price or investment return for that Fund.

The day-to-day management of each Fund rests with one or more subadvisers hired by the Funds with the assistance of VIA. The responsibility for overseeing subadvisers rests with VIA's Investment Division, headed by Senior Vice President John Tobey, reporting directly to Girard Miller, CFA , President of VIA. The following tables identify each subadviser and indicate the annual subadvisory fee that is paid out of the assets of each Fund. The fee is assessed against average daily net assets under management. The fee schedules that have been negotiated with each subadvisers are set forth below.


Aggressive Opportunities Fund

                                                Assets
Subadviser                                      Managed                    Fee
----------                                      -------                    ---

First Pacific Advisers                          First $20 million          1.00%
                                                Over $20 million           0.75%
Massachusetts Financial Services                Flat Fee                   0.75%
TCW Funds Management Inc.                       First $100 million         0.72%
                                                Next $100 million          0.69%
                                                Over $200 million          0.67%
International Fund


Subadviser
----------

Capital Guardian Trust Co.                                                 0.45%
Lazard Asset Management                                                    0.50%
Rowe Price-Fleming, International, Inc.                                    0.62%


Subadviser
----------

Cadence Capital Management                      First $100 million         0.45%
                                                Next $400 million          0.20%
                                                Over $500 million          0.15%
William Blair & Company, LLC                    First $150 million         0.50%
                                                Next $150 million          0.45%
                                                Over $300 million          0.40%
Neuberger & Berman, LLC                         Flat fee                   0.45%
Barclays Global Fund Advisors                   First $500 million         0.04%
                                                Next $500 million          0.02%
                                                Over $1 billion            0.01%
Fidelity Management Trust Company
    (Small Company Growth account)              First $25 million          0.80%
                                                Over $25 million           0.60%
    (Aggressive Equity account)                 Flat fee                   0.40%

Growth and Income Fund

                                             Assets
Subadviser                                   Managed                  Fee
----------                                   -------                  ---

Capital Guardian Trust Co.                   First $25 million        0.55%
                                             Next $25 million         0.40%
                                             Over $50 million         0.23%
Putnam Investments Management                First $15 million        0.55%
                                             Next $35 million         0.40%
                                             Next $50 million         0.30%
                                             Over $100 million        0.25%
Equity Income Fund


Subadviser
----------

Crawford Investment Counsel                  First $100 million       0.20%
                                             Next $100 million        0.15%
                                             Over $200 million        0.10%
Newell Associates                            First $250 million       0.19%
                                             Next $500 million        0.15%
                                             Next $250 million        0.10%
                                             Over $1 billion          0.08%
Asset Allocation Fund


Subadviser
----------

AVATAR Associates                            First $250 million       0.25%
                                             Next $250 million        0.20%
                                             Over $500 million        0.18%
Mellon Capital Management                    First $200 million       0.38%
                                             Over $200 million        0.20%
Wilshire Asset Management                    First $100 million       0.09%
                                             Next $400 million        0.02%
                                             Over $500 million        0.01%
Payden & Rygel Investment Counsel            First $200 million       0.10%
                                             Next $400 million        0.09%
                                             Over $500 million        0.08%
U.S. Treasury Securities Fund


Subadviser
----------

Seix Investment Advisers, Inc.               First $25 million        0.17%
                                             Next $50 million         0.12%
                                             Next $25 million         0.07%
Money Market Fund                                                     0.18%


Overseas Equity Index Fund


Barclays Global Fund Advisers N.A.*          First $25 million        0.20%
                                             Over $25 million         0.15%


* Minimum fee of $75,000 payable to Barclays


Index Funds (Barclays)

                                                Advisory and
                                                Administrative
                                                Fees
                                                --------
Broad Market Index Fund**...................... 0.08%

500 Stock Index Fund........................... 0.05%

Core Bond Index Fund........................... 0.08%

Mid/Small Company Index........................ 0.10%




**Barclays is entitled to receive monthly fees at the annual rate of 0.01% of the average daily net assets of the Master Portfolio, 0.08% of the average daily net assets of the Extended Index Portfolio and 0.05% of the average daily net assets of the S&P 500 Index Portfolio as compensation for its advisory services. The Master Portfolio bears its pro rata share of the advisory fees of the Underlying Portfolios. Based on these fee levels and the expected allocation of assets between the two Underlying Portfolios, the advisory fees payable to Barclays by the Master Portfolio on a combined basis will be approximaetly 0.07% of the average daily net assets of the Master Portfolio. From time to time, Barclays may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.


Information on the advisory services provided by each subadviser and services provided by Barclays for each Fund can be found in the prospectus, under the heading "Investment Policies, Investment Objectives, Principal Investment Strategies, and Related Risks".

PORTFOLIO TRANSACTIONS OF THE FUNDS

VIA maintains a commission recapture program with certain brokers for the Aggressive Opportunities Fund, the International Fund, the Growth Fund, the Growth and Income Fund, and the Equity Income Fund. Under that program, a percentage of commissions generated by the portfolio transactions for those Funds is rebated to the Funds by the brokers and used to reduce the operating expenses of those Funds.

The advisory agreements with each subadviser authorize the subadviser to select the brokers or dealers who will execute the purchases or sales of securities for each Fund. The agreements direct the subadvisers to use best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Funds.

In placing Fund transactions, each subadviser will use its best judgment to choose the broker most capable of providing the brokerage services necessary to obtain most favorable execution.

In choosing brokers, the subadvisers may take into account, in addition to commission cost and execution capabilities, the financial stability and reputation of the brokers and the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided by such brokers. The subadviser is authorized to pay brokers who provide such brokerage or research services a commission for executing a transaction which is in excess of the commission another broker would have charged for that transaction if the subadviser determines that such commission is reasonable in relation to the value of the brokerage and research services provided to the subadviser by the broker.


With respect to the Index Funds, Barclays assumes general supervision over placing orders on behalf of the Master Portfolio for the purchase or sale of portfolio securities. Allocation of brokerage transactions, including their frequency, is made in the best judgment of Barclays and in a manner deemed fair and reasonable to interestholders. In executing portfolio transactions and selecting brokers or dealers, Barclays seeks to obtain the best overall terms available for the Master Portfolio. In assessing the best overall terms available for any transaction, Barclays considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the resonableness of the commission, if any, both for the specific transaction and on a continuing basis. The primary consideration is prompt execution of orders at the most favorable net price. Certain of the brokers or dealers with whom the Master Portfolio may transact business offer commission rebates to the Master Portfolio. Barclays considers such rebates in assessing the best overall terms available for any transaction. The overall reasonableness of brokerage commissions paid is evaluated by Barclays based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers also are selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. Portfolio turnover may vary from year to year, as well as within a year. High turnover rates over 100% are likely to result in comparatively greater brokerage expenses.


One or more of the subadvisers may aggregate sale and purchase orders from the Funds with similar orders made simultaneously for other clients of the subadviser. The subadviser will do so when, in its judgment, such aggregation will result in overall economic benefit to the Fund, taking into consideration the advantageous selling or purchase price, brokerage commission, and other expenses.

If an aggregate order is executed in parts at different prices, or two or more separate orders for two or more of a subadviser's clients are entered at approximately the same time on any day are executed at different prices, the subadviser has discretion, subject to its fiduciary duty to all its clients, to use an average price at which such securities were purchased or sold for each of the clients for whom such orders were executed.

The Vantagepoint Funds participate in a securities lending program under which one or more of the Funds' custodians is authorized to lend Fund securities to qualified institutional investors under contracts calling for collateral in U.S. Government securities or cash in excess of the market value of the securities loaned. The Vantagepoint Funds receive dividends and interest on the loaned securities. Lending fees received in the Vantagepoint Funds account are used to reduce overall custodial expenses in the Funds from which the loaned securities originated.

CAPITAL STOCK AND OTHER SECURITIES

The Vantagepoint Funds is an open-end diversified management investment company organized as a Delaware business trust. As an open-end company, the Vantagepoint Funds continually offers shares to the public. With the exception of the Index Funds, each Fund offers a single class of shares.

The Index Funds offer two classes of shares, Class I and Class II. Class I shares are open to IRA and other individual accounts and each public sector employee benefit plan that invests indirectly in the Funds through the ICMA Retirement Trust containing assets of less than $40 million. Class II shares are open (i) to qualifying public sector employee benefit plans that invest directly in the Funds and have qualifying assets in excess of $125 million and (ii) public sector employee benefit plans that invest indirectly in the Funds through the ICMA Retirement Trust and have qualifying assets in excess of $40 million so invested. Other plans with average account balances or other features that are expected to afford the Index Funds with certain economies of scale in servicing employee benefit plan participant accounts, may also qualify for Class II shares.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchases
---------

Reference is made to the prospectus under the heading "Shareholder Information".

The Funds reserve the right in their sole discretion (i) to suspend the offering of their shares or (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of a particular Fund or Funds.

Redemptions
-----------

Reference is made to the prospectus under the heading "Shareholder Information". The Funds may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange is closed or trading on the exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"), (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Funds to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.

Certain redemption requests must include a signature guarantee
--------------------------------------------------------------

A signature guarantee is designed to protect you against fraud and may be required by The Vantagepoint Funds at the discretion of its management. A redemption request must be made in writing and must include a signature guarantee if any of the following situations would apply:

*     The account registration has changed within the past 30 days;
* The check is being mailed to an address other than the one listed on the account (record address);
*     The check is being made payable to someone other than the account owner;
* The redemption proceeds are being transferred to an account with a different registration;
*     Proceeds are to be wired to a bank account that was not pre-designated;

* Any other transaction reasonably determined by the Funds to require a signature guarantee.

A signature guarantee may be obtained from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. Please note: a notary public cannot provide a signature guarantee, and a notarized redemption request is not sufficient.

     The Funds may suspend redemption privileges or postpone the date of payment
(i) during any period that the New York Stock Exchange is closed, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"), (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.

     The Funds have made an election with the Commission to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the Commission. Redemptions in excess of the above limits may be paid, in whole or in part, in investment securities or in cash, as the Directors may deem advisable; however, payment will be made wholly in cash unless the Directors believe that economic or market conditions exist which would make a practice detrimental to the best interests of the Fund. If redemptions are paid in investment securities, such securities will be valued as set forth in the Prospectus under "pricing and timing of transactions" and a redeeming shareholder would normally incur brokerage expenses if he or she converted these securities to cash.

TAXATION OF THE FUND

The Vantagepoint Funds intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, which would cause the income and capital gains of the Trust to "pass through" to the shareholders for federal income and capital gains tax purposes. Failure to qualify for Subchapter M status could result in federal income and capital gains taxes being assessed at the Funds level, which would reduce Fund returns correspondingly.

CALCULATION OF PERFORMANCE DATA


As newly registered funds, the Vantagepoint Funds have no performance history. However, the Vantagepoint Funds are patterned on, have the same investment objectives, and are operated in subtantially the same fashion, as certain funds that have been offered through the ICMA Retirement Trust, an unregistered commingled fund which holds and invests the assets of public sector retirement plans. The inception dates of these funds are noted below. Substantially all of the portfolio securities of each Vantagepoint Fund were transferred from the corresponding fund of the ICMA Retirement Trust. Barclays was not the adviser to any of the Funds shown during these periods. The underlying portfolio of each fund of the ICMA Retirement Trust currently consists solely of the shares of the corresponding Vantagepoint Fund in which it invests.


The performance shown below is the performance an investor would have received had the funds of the ICMA Retirement Trust charged the same asset-based fees and expenses as the Vantagepoint Funds. Those fees and expenses are set forth below under the heading "Vantagepoint Funds Fee Table".

The ICMA Retirement Trust's index funds offered a single class of shares. The ICMA Retirement Trust did not offer a money market fund or a growth and income fund, and performance is not shown. Figures shown will be updated to most recent quarter-end prior to effectiveness.

Please note that the performance depicted is hypothetical. Actual performance of the Vantagepoint Funds may vary from that shown.

                                                                              Since
Fund                                          1 yr      3 yr       5 yr       10 yr       Inception
----                                          ----      ----       ----       -----       ---------
Aggressive
  Opportunities (inception date: 10/1/94)     12.2%     18.2%       n/a         n/a         23.1%
International (inception date: 10/1/94)        5.0%      8.5%       n/a         n/a          7.6%
Growth                                        19.8%     22.4%      19.3%       18.9%         n/a
Equity Income (inception date: 4/1/94)         2.5%      n/a        n/a                     22.0%
Asset Allocation                              22.4%     21.1%      17.7%       15.0%         n/a
U.S. Treasury
   Securities (inception date: 7/1/92)         9.7%      6.6%       6.3%        n/a          7.2%
Overseas Equity
   Index (inception date: 7/1/97)             19.8%      n/a        n/a         n/a          8.8%
Mid/Small Company (inception date: 7/1/97)     7.3%      n/a        n/a         n/a         16.3%
Broad Market Index                            22.7%     24.7%      21.3%       17.1%         n/a
500 Stock Index (inception date: 7/1/97)      28.1%      n/a        n/a         n/a         28.1%


Communications which refer to the use of a Fund as a potential investment for employee benefit plans or Individual Retirement Accounts may quote a total return based upon compounding of dividends on which it is presumed no Federal tax applies.

In assessing such comparison of yields, an investor should keep in mind that the composition of the investments in the reported averages may not be identical to the formula used by the Fund to calculate its yield. In addition, there can be no assurance that any Fund will continue its performance as compared to such other averages.

                     LEGAL COUNSEL & INDEPENDENT AUDITORS.
     Morgan, Lewis & Bockius, Washington, D.C. serves as legal counsel to The Vantagepoint Funds. PricewaterhouseCoopers, LLP, Baltimore, MD, serves as independent auditors.

                               VANTAGEPOINT FUNDS
                         VANTAGEPOINT MONEY MARKET FUND

                       Statement of Asset and Liabilities

                                February 19, 1999

Cash                                                                   $100,000

Total Assets                                                           $100,000

Total Liabilities                                                           -

Net Assets - Offering and redemption price of $1.00                    $100,000
            Per share with 100,000 shares outstanding

                          Notes to Financial Statements

A.        Organization

The Vantagepoint Funds (Delaware Business Trust) was organized on July 28, 1999 and was established as a no load open-end diversified "series" investment company offering thirteen distinct investment portfolios (the "Funds"). The five Index Funds offer two classes of shares. The other Funds offer a single class of shares. The Vantagepoint Funds has had no operations other than those matters related to their organization and registration as an investment company under the Investment Company Act of 1940. The Statement of Assets and Liabilities presented is for the Vantagepoint Money Market Fund, one of the portfolios comprising The Vantagepoint Funds. The ICMA Retirement Corporation (a registered Investment Adviser) has provided the initial capital for the Fund by purchasing 100,000 shares of the Vantagepoint Money Market Fund at $1.00 per share. Such shares were acquired for investment and can be disposed of only by redemption.

The Funds are patterned on, have the same investment objectives, and are operated in substantially the same fashion as certain funds offered through the ICMA Retirement Trust, an unregistered commingled fund which holds and invests the assets of public sector retirement plans. Most of the portfolio securities of the ICMA Retirement Trust will be transferred in-kind to the corresponding fund of the Vantagepoint Funds upon the commencement of operations. The underlying portfolio of each fund of the ICMA Retirement Trust will consist solely of the shares of the corresponding Vantagepoint Fund in which it invests.

B.        Organization Costs

The costs incurred in connection with the organization of the Funds has been borne by ICMA Retirement Corporation. The Funds will not be required to reimburse ICMA Retirement Corporation for these costs.

C.        Management of the Funds

The Funds are managed by Vantagepoint Investment Advisers, LLC (VIA) a wholly-owned subsidiary of ICMA Retirement Corporation. VIA employs a "multi-management" strategy in which it evaluates, selects, and monitors one or more subadvisors for each Fund. Compensation for the investment management of the Funds paid to VIA and the subadvisors is asset based, i.e., it consists of an annual percentage fee calculated based on average assets under management. The aggregate annual advisory fees paid to VIA and to subadvisors ranges from
 .10% to .86% of the average daily net assets of each Fund. VIA or its broker-dealer affiliate, ICMA-RC Services, LLC, provides all distribution and marketing services to the Funds. VIA or its transfer agent affiliate, Vantagepoint Transfer Agents, LLC ("UTA") also provides certain administrative shareholder support services for the Funds. VIA or VTA receives asset-based compensation for these additional administrative services ranging from .10% to
 .35% of the average daily net assets of the Funds.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of
         The Vantagepoint Funds:

In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of the Vantagepoint Money Market Fund, one portfolio comprising The Vantagepoint Funds (the "Fund") at February 19, 1999 in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based upon our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Baltimore, Maryland
February 22, 1999

PART C:  OTHER INFORMATION

Financial Statements

Audited Financial statements showing the initial capitalization of the Fund are included in Part B.

EXHIBITS

(a) Agreement and Declaration of Trust *
(b) By-laws*
(c) Not applicable
(d) Advisory Contract with VIA.*
    Form of Advisory Contract with Subadvisers*
(e) Distribution Agreement*
(f) Not applicable
(g) Custodial Contracts*
(h) Not applicable
(i) Legal opinion*
(j) Opinion of Independent Accountants**
(k) Not applicable
(l) Purchase Agreement*
(m) Not applicable
(n) Not applicable
(o) Rule 18f-3 plan*

*  Previously filed

PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND


Reference is made to the discussion regarding the ICMA Retirement Trust under the heading "Control Persons and Principal Holders of Securities".

INDEMNIFICATION

Reference is made to Article VII, sections 3 and 4 of Registrant's Agreement and Declaration of Trust.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Directors, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a Director, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

VIA, the investment adviser for the Funds, is wholly owned by the ICMA Retirement Corporation, which is itself a registered investment adviser. The ICMA Retirement Corporation also provides plan administration services to public sector Section 401 qualified retirement plans and public sector Section 457 deferred compensation plans. Girard Miller is President, Chief Executive Officer and an ex-officio member of the Board of Directors of the ICMA Retirement Corporation. Mr. Miller is president of the Fund's principal investment adviser, VIA. Mr. Miller also serves as President of the ICMA Retirement Trust, a principal shareholder in the Vantagepoint Funds. Mr. Miller serves as President, Chief Executive Officer, and Supervisory Principal of ICMA-RC Services, Inc., a wholly-owned broker-dealer subsidiary of the ICMA Retirement Corporation.

Robin L. Wiessmann is a member of the Board of Directors of the ICMA Retirement Corporation.

LOCATION OF ACCOUNTS AND RECORDS

The books, accounts and other documentation required by section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained in the physical possession of Registrant, the Registrant's transfer agent, VTA, which has a place of business at 777 North Capitol Street, NE, Ste. 600, Washington, DC 20002, and the Registrant's custodian(s).

MANAGEMENT SERVICES

Reference is made to the discussion in this Statement of Additional Information regarding the ICMA Retirement Corporation, ICMA-RC Services, LCC, and Vantagpoint Transfer Agents, LCC, under the heading "Investment Advisory and Other Services."

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Pre-Effective Amendment No. 4 to the registration statement on Form N-1A of The Vantagepoint Funds and has duly caused this registration statement to be signed on its behalf by the undersigned, and duly authorized, in the City of Washington, DC, on the 1st day of March, 1999



                                                ..............................
                                                The Vantagepoint Funds



                                                By: (PAUL F. GALLAGHER)*
                                                     George Bissell, Director
                                                     and Chair
                                                     ...........................
                                                     (Signature and Title)

  Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

By: (Paul F. Gallagher)*
     George Bissell            Director               March 1, 1999
 .............................................................................
(Signature)                   (Title)                 (Date)

By: (Paul F. Gallagher)*
     Robert A. Bowman          Director               March 1, 1999

By: (Paul F. Gallagher)*
     N. Anthony Calhoun        Director               March 1, 1999

By: (Paul F. Gallagher)*
     Arthur Lynch              Director               March 1, 1999

By: (Paul F. Gallagher)*
     Eddie Moore               Director               March 1, 1999
 .............................................................................
(Signature)                   (Title)                 (Date)

By: (Paul F. Gallagher)*
     Robin L. Wiessman         Director               March 1, 1999

* As Attorney-in-Fact, pursuant to Power-of-Attorney dated November 12, 1998.

                                   SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Pre-Effective Amendment No. 4 to the Registration Statement on Form N-1A of The Vantagepoint Funds and has duly caused this Pre-Effective Amendment No. 4 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Little Rock, State of Arkansas on the 1st day of March, 1999.

                              MASTER INVESTMENT PORTFOLIO
                              EXTENDED INDEX MASTER PORTFOLIO
                              U.S. EQUITY INDEX MASTER PORTFOLIO
                              S&P 500 INDEX MASTER PORTFOLIO
                              BOND INDEX MASTER PORTFOLIO


                                       By /s/ RICHARD H. BLANK, JR.
                                          --------------------------------
                                          Richard H. Blank, Jr.
                                          Secretary and Treasurer
                                          (Principal Financial Officer)

            Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 4 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:


        Name                                  Title                        Date
        ----                                  -----                        ----
/s/ Richard H. Blank, Jr.        Secretary and Treasurer
------------------------------   (Principal Financial Officer)             March 1, 1999
Richard H. Blank, Jr.

                *                Trustee                                   March 1, 1999
------------------------------
Jack S. Euphrat*

                *                Chairman, President
------------------------------   (Principal Executive Officer),            March 1, 1999
R. Greg Feltus*                  and Trustee

                *                Trustee                                   March 1, 1999
------------------------------
Thomas S. Goho*

                *                Trustee                                   March 1, 1999
------------------------------
W. Rodney Hughes*

                *                Trustee                                   March 1, 1999
------------------------------
J. Tucker Morse*


* Richard H. Blank, Jr. signs this document pursuant to powers of attorney filed herewith.

                              *By /s/ RICHARD H. BLANK, JR.
                                 -------------------------------
                                      Richard H. Blank, Jr.
                                      Attorney in Fact

                                POWER OF ATTORNEY

        KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Marco E. Adelfio, Richard H. Blank, Jr., R. Greg Feltus and Robert M. Kurucza, and each of them, his true and lawful attorney-in-fact and agent (each, an "Attorney-in Fact") with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, (i) to execute the Registration Statement of each of MasterWorks Funds Inc. and Master Investment Portfolio and any investment company whose fund(s) invest in a Master Portfolio of Master Investment Portfolio (each, a "Company"), and any or all amendments (including post-effective amendments) thereto and to file the same, with any and all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission and any state securities commissions or authorities, and (ii) to execute any and all federal or state regulatory filings, including all applications with regulatory authorities, state charter or organizational documents and any amendments or supplements thereto, to be executed by, on behalf of, or for the benefit of, a Company. The undersigned hereby grants to each Attorney-in-Fact full power and authority to do and perform each and every act and thing contemplated above, as fully and to all intents and purposes as he might or could do in person, and hereby ratifies and confirms all that said Attorney-in-Fact may lawfully do or cause to be done by virtue hereof.

Dated:  August 11, 1998                   /s/ JACK S. EUPHRAT
                                          -----------------------
                                          Jack S. Euphrat

                                POWER OF ATTORNEY

        KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Marco E. Adelfio, Richard H. Blank, Jr., R. Greg Feltus and Robert M. Kurucza, and each of them, his true and lawful attorney-in-fact and agent (each, an "Attorney-in Fact") with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, (i) to execute the Registration Statement of each of MasterWorks Funds Inc. and Master Investment Portfolio and any investment company whose fund(s) invest in a Master Portfolio of Master Investment Portfolio (each, a "Company"), and any or all amendments (including post-effective amendments) thereto and to file the same, with any and all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission and any state securities commissions or authorities, and (ii) to execute any and all federal or state regulatory filings, including all applications with regulatory authorities, state charter or organizational documents and any amendments or supplements thereto, to be executed by, on behalf of, or for the benefit of, a Company. The undersigned hereby grants to each Attorney-in-Fact full power and authority to do and perform each and every act and thing contemplated above, as fully and to all intents and purposes as he might or could do in person, and hereby ratifies and confirms all that said Attorney-in-Fact may lawfully do or cause to be done by virtue hereof.

Dated:  August 11, 1998                   /s/ R. GREG FELTUS
                                          -----------------------
                                          R. Greg Feltus

                                POWER OF ATTORNEY

        KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Marco E. Adelfio, Richard H. Blank, Jr., R. Greg Feltus and Robert M. Kurucza, and each of them, his true and lawful attorney-in-fact and agent (each, an "Attorney-in Fact") with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, (i) to execute the Registration Statement of each of MasterWorks Funds Inc. and Master Investment Portfolio and any investment company whose fund(s) invest in a Master Portfolio of Master Investment Portfolio (each, a "Company"), and any or all amendments (including post-effective amendments) thereto and to file the same, with any and all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission and any state securities commissions or authorities, and (ii) to execute any and all federal or state regulatory filings, including all applications with regulatory authorities, state charter or organizational documents and any amendments or supplements thereto, to be executed by, on behalf of, or for the benefit of, a Company. The undersigned hereby grants to each Attorney-in-Fact full power and authority to do and perform each and every act and thing contemplated above, as fully and to all intents and purposes as he might or could do in person, and hereby ratifies and confirms all that said Attorney-in-Fact may lawfully do or cause to be done by virtue hereof.

Dated:  August 11, 1998                   /s/ THOMAS S. GOHO
                                          -----------------------
                                          Thomas S. Goho

                                POWER OF ATTORNEY

        KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Marco E. Adelfio, Richard H. Blank, Jr., R. Greg Feltus and Robert M. Kurucza, and each of them, his true and lawful attorney-in-fact and agent (each, an "Attorney-in Fact") with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, (i) to execute the Registration Statement of each of MasterWorks Funds Inc. and Master Investment Portfolio and any investment company whose fund(s) invest in a Master Portfolio of Master Investment Portfolio (each, a "Company"), and any or all amendments (including post-effective amendments) thereto and to file the same, with any and all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission and any state securities commissions or authorities, and (ii) to execute any and all federal or state regulatory filings, including all applications with regulatory authorities, state charter or organizational documents and any amendments or supplements thereto, to be executed by, on behalf of, or for the benefit of, a Company. The undersigned hereby grants to each Attorney-in-Fact full power and authority to do and perform each and every act and thing contemplated above, as fully and to all intents and purposes as he might or could do in person, and hereby ratifies and confirms all that said Attorney-in-Fact may lawfully do or cause to be done by virtue hereof.


Dated:  August 11, 1998                   /s/ W. RODNEY HUGHES
                                          -----------------------
                                          W. Rodney Hughes

                                POWER OF ATTORNEY

        KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Marco E. Adelfio, Richard H. Blank, Jr., R. Greg Feltus and Robert M. Kurucza, and each of them, his true and lawful attorney-in-fact and agent (each, an "Attorney-in Fact") with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, (i) to execute the Registration Statement of each of MasterWorks Funds Inc. and Master Investment Portfolio and any investment company whose fund(s) invest in a Master Portfolio of Master Investment Portfolio (each, a "Company"), and any or all amendments (including post-effective amendments) thereto and to file the same, with any and all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission and any state securities commissions or authorities, and (ii) to execute any and all federal or state regulatory filings, including all applications with regulatory authorities, state charter or organizational documents and any amendments or supplements thereto, to be executed by, on behalf of, or for the benefit of, a Company. The undersigned hereby grants to each Attorney-in-Fact full power and authority to do and perform each and every act and thing contemplated above, as fully and to all intents and purposes as he might or could do in person, and hereby ratifies and confirms all that said Attorney-in-Fact may lawfully do or cause to be done by virtue hereof.

Dated:  August 11, 1998                   /s/ J. TUCKER MORSE
                                          -----------------------
                                          J. Tucker Morse